UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 10/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Global Allocation

Fund, Inc.

ANNUAL REPORT I OCTOBER 31, 2009

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best per-
formance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the
6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month
US equities (S&P 500 Index)	20.04%	9.80%
Small cap US equities (Russell 2000 Index)	16.21	6.46
International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65
* Formerly a Merrill Lynch index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world's preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

** Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc.
and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of October 31, 2009

Portfolio Management Commentary

How did the Fund perform?

• The Fund outperformed its Reference Portfolio — which comprises the
S&P 500 Index (36%), FTSE World Index (Excluding-US) (24%), BofA
Merrill Lynch 5-Year US Treasury Bond Index (24%), and Citigroup World
Government Bond Index (Excluding-US) (16%) — but underperformed the broad-based all-equity benchmark, the FTSE World Index, for the 12-
month period. The Fund invests in both equities and bonds; therefore, the Reference Portfolio provides a truer representation of the Fund’s composition and a more comparable means for measurement.

What factors influenced performance?

• Contributing favorably to the Fund’s performance relative to its Reference
Portfolio was its underweight and stock selection in the United States, along with an overweight and stock selection in Canada. The Fund also benefited from its overweight position in emerging markets including
Brazil, Russia, India and China. From a sector perspective, stock selec-
tion in energy, health care and industrials, along with an overweight in materials and an underweight and stock selection in utilities, all contributed positively.

• In the fixed income portion, the Fund’s overweight positions in US
Treasury Inflation Protected Securities (TIPS) and convertible bonds aided relative performance.

• Detracting from the Fund’s relative performance was its underweight and stock selection in Australia, Spain and France, and an overweight in Japan. From a sector perspective, an underweight and stock selection in consumer discretionary, information technology (IT) and financials all detracted from relative performance.

Describe recent portfolio activity.

• During the period, the Fund’s overall equity allocation decreased from
59% of net assets to 57%. Within equities, decreases in the US and

Asia were partially offset by increases in Europe, Latin America and
Africa/Middle East. On a sector basis, the Fund increased its weightings in IT, materials, financials and consumer staples, while reducing its weightings in industrials, energy, health care, telecommunication services, utilities and consumer discretionary.

• The Fund’s allocation to fixed income increased from 30% of net assets to 33%, primarily due to increases in convertible bonds, corporate bonds and Japanese government bonds. These increases were partially offset by decreases in US TIPS and UK gilts. Reflecting the above changes, the Fund’s cash and short-term securities holdings remained at approxi-
mately 11% of net assets.

Describe Fund positioning at period end.

• Relative to its Reference Portfolio, the Fund was underweight in both equities and fixed income, and overweight in cash equivalents. Within the equity segment, the Fund was underweight in the US and Europe, and overweight in Asia and Latin America.

• On a sector basis, the Fund was overweight in materials, telecommunica-
tion services, health care and energy, with underweights in financials, consumer discretionary, consumer staples, IT, utilities and industrials.

• As for currency exposure, the Fund was modestly underweight in the US dollar, and was also underweight in the euro, the British pound, the
Australian dollar and the Swiss Franc. The Fund had overweight positions in the Brazilian real and the Japanese yen, along with several Asian cur-
rencies, including the Chinese yuan, the Singapore dollar, the Malaysian ringgit and the Indian rupee.

• Cash and short-term securities helped mitigate portfolio volatility, served as a source of funds for new investments and contributed to reducing the overall portfolio interest rate duration during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Expense Example
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2009	October 31, 2009	During the Period[1]	May 1, 2009	October 31, 2009	During the Period[1]
Institutional	$1,000	$1,179.80	$ 4.73	$1,000	$1,020.86	$4.38
Investor A	$1,000	$1,178.60	$ 6.15	$1,000	$1,019.55	$5.70
Investor B	$1,000	$1,173.40	$10.57	$1,000	$1,015.47	$9.80
Investor C	$1,000	$1,175.00	$10.31	$1,000	$1,015.72	$9.55
Class R	$1,000	$1,176.30	$ 8.17	$1,000	$1,017.69	$7.58
[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.86% for Institutional, 1.12% for Investor A, 1.93% for Investor B, 1.88% for
Investor C and 1.49% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.
4	BLACKROCK GLOBAL ALLOCATION FUND, INC.			OCTOBER 31, 2009

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests in a portfolio of US and foreign equity securities, debt and money market securities, whose composition varies with respect to types of securities and markets in response to changing market and economic trends.
3 This unmanaged capitalization-weighted Index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.
4 The Reference Portfolio is an unmanaged weighted Index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index
(Excluding US) Equities; 24% BofA Merrill Lynch 5-Year US Treasury Bond Index; and 16% Citigroup World Government Bond Index (Excluding
US). Descriptions of these indexes can be found in the footnotes below.

Performance Summary for the Period Ended October 31, 2009
				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	17.98%	20.43%	N/A	8.52%	N/A	9.02%	N/A
Investor A	17.86	20.14	13.83%	8.25	7.09%	8.74	8.16%
Investor B	17.34	19.15	14.65	7.38	7.08	8.07	8.07
Investor C	17.50	19.24	18.24	7.42	7.42	7.91	7.91
Class R	17.63	19.67	N/A	7.92	N/A	8.49	N/A
FTSE World Index	26.80	22.55	N/A	4.26	N/A	1.54	N/A
Reference Portfolio	16.81	16.59	N/A	4.58	N/A	3.56	N/A
US Stocks: S&P 500 Index[6]	20.04	9.80	N/A	0.33	N/A	(0.95)	N/A
Non-US Stocks: FTSE World Index
(Excluding US)[7]	32.49	33.56	N/A	7.49	N/A	3.90	N/A
US Bonds: BofA Merrill Lynch 5-Year
US Treasury Bond Index[8]	0.43	6.33	N/A	4.87	N/A	6.05	N/A
Non-US Bonds: Citigroup World
Government Bond Index (Excluding US)[9]	12.64	19.26	N/A	6.35	N/A	6.69	N/A
[5] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
[6] This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
[7] This unmanaged capitalization-weighted index is comprised of 1,631 companies in 28 countries, excluding the United States.
[8] This unmanaged index is designed to track the total return of the current coupon five-year U.S. Treasury bond.
[9] This unmanaged market capitalization-weighted index tracks 10 government bond indexes, excluding the United States.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.
BLACKROCK GLOBAL ALLOCATION FUND, INC.				OCTOBER 31, 2009			5

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Fund are no longer available for purchase except through exchanges, dividend reinvestments, and for purchase by certain qualified employee benefit plans.

• Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of
0.25% per year.

• Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. The returns for Class R
Shares prior to January 3, 2003 (the commencement of operations of
Class R Shares) are based upon performance of the Fund’s Institutional
Shares (which have no distribution or service fees) restated to reflect
Class R Share fees.

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within
30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s invest-
ment advisor waived a portion of its fee. Without such waiver, the Fund’s returns would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical invest-
ment of $1,000 invested on May 1, 2009 and held through October 31,
2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypo-
thetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative instruments, including financial futures contracts, swaps, options and foreign currency exchange con-
tracts as specified in Note 2 of the Notes to Consolidated Financials
Statements, which constitute forms of economic leverage. Such instru-
ments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Such derivative inst-
ruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible def-
ault of the counterparty to the transaction and illiquidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict perti-
nent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inoppor-
tune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated
Financial Statements.

6 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Portfolio Information as of October 31, 2009
Overall Asset Exposure
	Percent of Fund’s Net Assets		Reference Portfolio[4]
	10/31/09	10/31/08	Percentages
US Equities	30%[1]	34%[1]	36%
European Equities	8[1]	7[1]	13
Pacific Basin Equities	13[1]	15[1]	8
Other Equities	6	3	3
Total Equities	57[2]	59[2]	60
US Dollar Denominated Fixed Income Securities	21	17	24
US Issuers	18	13	—
Non-US Issuers	3	4	—
Non-US Dollar Denominated Fixed Income Securities	12	13	16
Total Fixed Income Securities	33	30	40
Cash & Short-Term Securities[3]	10	11	—
[1] Includes value of financial futures contracts.
[2] Includes Preferred Stock.
[3] Cash & Short-Term Securities are reduced by the market (or nominal) value of long financial futures contracts.
[4] The Reference Portfolio is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index (Excluding US) Equities; 24% BofA Merrill
Lynch 5-Year US Treasury Bond Index; and 16% Citigroup World Government Bond Index (Excluding US). Descriptions of these indexes are found on page 5 of this report to shareholders in the “Performance Summary” section.

Fund Profile
Percent of
Long-Term
Ten Largest Holdings (Equity Investments)	Investments
SPDR Gold Trust	2%
Petroleo Brasileiro SA	1
Microsoft Corp.	1
Bristol-Myers Squibb Co.	1
Exxon Mobil Corp.	1
AT&T Inc.	1
JPMorgan Chase & Co.	1
Johnson & Johnson	1
Chevron Corp.	1
International Business Machines Corp.	1

Percent of
Long-Term
Geographic Allocation	Investments
United States	53%
Japan	10
Germany	5
Brazil	4
Canada	4
United Kingdom	3
China	2
Singapore	2
India	2
Malaysia	2
South Korea	2
United Arab Emirates	1
Russia	1
Hong Kong	1
Switzerland	1
France	1
Australia	1
Taiwan	1
Luxembourg	1
Kazakhstan	1
Ireland	1
Netherlands	1

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 7

Consolidated Schedule of Investments October 31, 2009 (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.6%
BHP Billiton Ltd.	2,605,600	$ 85,454,908
CSL Ltd.	944,600	26,522,130
Newcrest Mining Ltd.	634,500	18,238,499
Telstra Corp. Ltd.	3,357,200	9,976,328
Transurban Group	1,415,294	5,742,300
Woodside Petroleum Ltd.	974,000	40,854,898
		186,789,063
Austria — 0.0%
Telekom Austria AG	680,600	11,148,933
Belgium — 0.1%
RHJ International (a)	4,071,500	29,641,625
RHJ International — ADR (a)(b)	911,000	6,649,733
		36,291,358
Brazil — 2.3%
All America Latina Logistica SA	999,300	7,334,780
Banco Itau Holding Financeira SA
(Preference Shares)	806,700	15,345,434
Cia Brasileira de Distribuicao Grupo Pao
de Acucar (Preference Shares)	1,750,610	52,838,291
Cia Energetica de Minas Gerais — ADR (c)	553,248	8,735,786
Cosan Ltd. (a)	2,967,200	19,761,552
Cyrela Brazil Realty SA	3,698,400	46,922,820
GVT Holding SA (a)	679,500	19,498,595
Hypermarcas SA (a)	3,249,200	65,146,312
Mrv Engenharia e Participacoes SA	1,133,900	21,305,682
NET Servicos de Comunicacao SA (Preference
Shares) (a)	856,600	10,556,759
Petroleo Brasileiro SA — ADR	9,012,010	365,872,772
SLC Agricola SA	2,897,300	21,052,134
Usinas Siderurgicas de Minas Gerais SA
(Preference 'A' Shares)	395,100	10,317,098
Vale SA Class A (Preference Shares)	1,600,800	36,030,722
Vivo Participacoes SA — ADR (c)	2,207,275	53,526,419
		754,245,156
Canada — 2.7%
Agrium Inc.	48,500	2,277,075
Alamos Gold, Inc. (a)	2,512,300	20,060,323
BCE, Inc.	103,000	2,469,940
Barrick Gold Corp.	2,982,040	107,144,697
Canadian Natural Resources Ltd.	556,800	36,008,256
Canadian Pacific Railway Ltd.	1,246,100	53,869,189
Eldorado Gold Corp. (a)	4,523,500	50,416,718
EnCana Corp.	40,900	2,265,451
Goldcorp, Inc.	3,440,300	126,499,831
Golden Star Resources Ltd. (a)	1,500,000	4,671,688
IAMGOLD Corp.	6,829,300	89,805,295
IAMGOLD, International African Mining
Gold Corp.	1,927,900	25,567,548
Kinross Gold Corp.	8,415,015	156,323,530
New Gold, Inc. (a)	350,000	1,267,964
Nortel Networks Corp. (a)	788,388	44,938

Common Stocks	Shares	Value
Canada (concluded)
Rogers Communications, Inc., Class B	1,252,800	$ 36,681,984
Sino-Forest Corp. (a)	2,491,000	35,061,162
Suncor Energy, Inc.	529,185	17,566,956
TELUS Corp.	331,500	10,413,276
Talisman Energy, Inc.	290,900	4,956,870
Teck Resources Ltd., Class B	96,900	2,802,348
Thompson Corp.	47,500	1,503,375
Vittera, Inc. (a)	1,000,000	9,518,969
Yamaha Gold, Inc.	9,986,100	105,947,441
		903,144,824
Chile — 0.1%
Banco Santander Chile SA — ADR	177,400	9,338,336
Sociedad Quimica y Minera de Chile SA	425,400	15,633,450
		24,971,786
China — 1.3%
BaWang International (Group) Holding Ltd. (a)	1,491,500	621,603
Beijing Enterprises Holdings Ltd.	21,166,000	126,698,612
Chaoda Modern Agriculture Holdings Ltd.	69,311,008	53,552,912
China BlueChemical Ltd.	16,461,200	8,758,114
China Communications Services Corp. Ltd.	368,400	190,571
China Life Insurance Co. Ltd. — ADR (c)	374,566	25,698,973
China Mobile Ltd.	3,500,200	32,812,375
China Shenhua Energy Co. Ltd., Class H	13,396,100	60,096,270
China South Locomotive and Rolling Corp.	9,518,500	5,278,645
Denway Motors Ltd.	18,238,000	8,729,967
Guangshen Railway Co. Ltd.	38,312,500	15,566,680
Huaneng Power International, Inc.	3,000,000	1,914,978
Jiangsu Express	3,274,000	2,911,511
Ping An Insurance Group Co. of China Ltd.	1,507,300	13,209,797
Shanghai Industrial Holdings Ltd.	1,355,900	6,369,676
Tianjin Development Holdings Ltd. (d)	77,828,800	47,865,285
Tianjin Port Development Holdings Ltd.	26,329,400	9,767,325
Xiamen International Port Co. Ltd.	36,222,600	6,727,822
Yanzhou Coal Mining Co. Ltd.	300	464
		426,771,580
Egypt — 0.1%
Telecom Egypt	10,449,481	33,856,435
Finland — 0.0%
Fortum Oyj	443,275	10,491,798
France — 0.6%
AXA — ADR	33,200	823,360
AXA SA	543,100	13,506,983
Cie Generale d'Optique Essilor International SA	1,010,000	56,551,059
France Telecom SA	2,223,000	55,083,164
Sanofi-Aventis — ADR	31,800	1,174,056
Thales SA	271,200	13,140,318
Total SA	932,993	55,830,549
Sanofi-Aventis	218,200	15,994,521
		212,104,010

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the	ADR	American Depositary Receipts	GDR	Global Depositary Receipts	PLN	Polish Zloty
Consolidated Schedule of Investments, the names	AUD	Australian Dollar	HKD	Hong Kong Dollar	SGD	Singapore Dollar
and descriptions of many of the securities have been	BRL	Brazilian Real	HLDR	Holding Company	SPDR	Standard & Poor’s
abbreviated according to the following list:	CAD	Canadian Dollar		Depository Receipts		Depository Receipts
	CHF	Swiss Frank	JPY	Japanese Yen	TRY	Turkish Lira
	CNY	Chinese Yuan	MSCI	Morgan Stanley Capital	USD	US Dollar
	ETF	Exchange-Traded Funds		International	ZAR	South African Rand
	EUR	Euro	MYR	Malaysian Ringgit
See Notes to Consolidated Financial Statements.	GBP	British Pound	NZD	New Zealand Dollar
8	BLACKROCK GLOBAL ALLOCATION FUND, INC.			OCTOBER 31, 2009

Consolidated Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany — 0.1%
Allianz AG Registered Shares	106,990	$ 12,263,598
Bayer AG	348,435	24,174,547
Bayer AG — ADR	12,400	858,080
Bayerische Motoren Werke AG	136,220	6,663,656
		43,959,881
Hong Kong — 0.5%
Cheung Kong Holdings Ltd.	1,970,000	25,001,852
Cheung Kong Infrastructure Holdings Ltd.	4,499,900	15,999,858
HSBC Holdings Plc Hong Kong Registered	2,403,200	26,537,972
Hutchison Whampoa Ltd.	3,899,800	27,372,251
The Link Real Estate Investment Trust	22,469,900	50,602,061
Wharf Holdings Ltd.	5,184,175	28,010,701
Ports Design Ltd.	91,700	247,121
		173,771,816
India — 0.7%
Adani Power Ltd. (a)	9,496,989	19,665,329
Bharat Heavy Electricals Ltd.	980,000	45,795,180
Container Corp. of India	302,200	7,038,306
Hindustan Lever Ltd.	1,939,200	11,461,147
Housing Development Finance Corp.	335,000	18,638,248
Larsen & Toubro Ltd.	687,300	22,597,294
Reliance Industries Ltd.	1,348,900	54,456,222
State Bank of India Ltd.	945,000	43,406,920
		223,058,646
Indonesia — 0.1%
Bumi Resources Tbk PT	66,291,433	15,958,838
Ireland — 0.1%
Accenture Plc	63,500	2,354,580
Covidien Plc	571,820	24,085,058
		26,439,638
Israel — 0.2%
AFI Development Plc — GDR	2,850,986	6,557,268
Check Point Software Technologies Ltd. (a)	84,900	2,637,843
Ectel Ltd. (a)	227,521	279,851
Teva Pharmaceutical Industries Ltd. — ADR	1,116,900	56,381,112
		65,856,074
Italy — 0.1%
Assicurazioni Generali SpA	258,300	6,503,799
Intesa Sanpaolo SpA	3,671,800	15,452,693
		21,956,492
Japan — 6.4%
Aioi Insurance Co., Ltd.	14,378,300	63,298,850
Astellas Pharma, Inc.	737,700	27,164,961
The Bank of Kyoto Ltd.	2,415,000	21,914,491
Canon, Inc.	1,494,200	56,335,594
Coca-Cola Central Japan Co., Ltd.	580,185	7,773,936
Coca-Cola West Holdings Co., Ltd.	1,825,000	33,900,161
Daihatsu Motor Co., Ltd.	1,449,300	14,826,715
Daikin Industries Ltd.	137,800	4,670,833
Daiwa House Industry Co., Ltd.	2,192,500	23,423,700
East Japan Railway Co.	1,006,598	64,461,334
Fanuc Ltd.	108,500	9,012,139
Fuji Heavy Industries Ltd.	3,541,000	13,837,502
Fujitsu Ltd.	1,337,300	7,875,091
Futaba Industrial Co., Ltd.	1,802,200	9,433,091

Common Stocks	Shares	Value
Japan (concluded)
Hitachi Chemical Co., Ltd.	1,303,000	$ 25,868,055
Hokkaido Coca-Cola Bottling Co., Ltd.	516,000	2,816,458
Honda Motor Co., Ltd.	1,276,900	39,439,205
Hoya Corp.	2,220,100	48,858,346
JGC Corp.	2,410,000	46,068,087
KDDI Corp.	14,245	75,605,115
Kinden Corp.	1,889,000	15,341,498
Kirin Holdings Co., Ltd.	3,322,200	54,228,550
Kubota Corp.	7,493,500	58,230,317
Kyowa Hakko Kirin Co. Ltd.	1,703,000	19,685,004
Marco Polo Investment Holdings Ltd. (a)	4,274	—
Mikuni Coca-Cola Bottling Co., Ltd.	1,394,900	11,759,743
Mitsubishi Corp.	5,279,000	111,916,657
Mitsubishi Tanabe Pharma Corp.	1,008,000	12,868,898
Mitsui & Co., Ltd.	5,691,900	74,751,435
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,256,695	29,253,394
Murata Manufacturing Co., Ltd.	658,100	32,109,764
NCB Holdings Ltd. (a)	34,970	—
NGK Insulators Ltd.	795,600	17,845,282
NTT DoCoMo, Inc.	73,579	106,708,957
NTT Urban Development Co.	11,300	9,077,747
Nintendo Co., Ltd.	78,400	19,664,652
Nippon Sheet Glass Co., Ltd.	190,700	561,922
Nippon Telegraph & Telephone Corp.	890,000	36,723,516
Nipponkoa Insurance Co., Ltd.	9,060,100	49,328,999
Nomura Holdings, Inc.	3,532,900	24,900,671
Okumura Corp.	6,040,800	21,044,123
Panasonic Corp.	221,700	3,129,303
Rinnai Corp.	274,700	12,070,833
Rohm Co., Ltd.	280,800	18,621,796
Sekisui House Ltd.	5,664,000	48,980,766
Seven & I Holdings Co., Ltd.	2,595,200	56,814,773
Shimachu Co., Ltd.	304,500	7,198,651
Shin-Etsu Chemical Co., Ltd.	1,658,700	87,963,011
Shionogi & Co., Ltd.	1,090,400	23,521,621
Sony Corp. — ADR	33,900	996,321
Sumitomo Chemical Co., Ltd.	23,965,500	95,484,803
Sumitomo Electric Industries Ltd.	581,500	7,056,368
Sumitomo Mitsui Financial Group, Inc.	1,027,900	34,938,445
Suzuki Motor Corp.	3,172,000	76,750,164
TDK Corp.	152,400	8,762,366
Tadano Ltd.	610,000	2,888,583
Takeda Pharmaceutical Co., Ltd.	484,400	19,372,870
Terumo Corp.	206,500	10,869,079
Toda Corp.	4,647,800	15,493,537
Toho Co., Ltd.	1,504,500	22,612,354
Tokio Marine Holdings, Inc.	4,103,900	104,938,291
Tokyo Gas Co., Ltd.	11,318,000	44,835,520
Toyota Industries Corp.	1,710,800	46,335,899
Toyota Motor Corp.	855,300	33,764,637
Ube Industries Ltd.	8,801,900	22,682,431
West Japan Railway Co.	6,470	22,928,112
		2,131,595,327
Kazakhstan — 0.2%
KazMunaiGas Exploration Production — GDR	3,379,100	79,915,715
Luxembourg — 0.0%
ArcelorMittal	36,857	1,247,335
Millicom International Cellular SA (a)	35,900	2,249,494
		3,496,829

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 9

Consolidated Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Malaysia — 0.3%
Axiata Group Bhd (a)	8,437,500	$ 7,185,708
British American Tobacco Malaysia Bhd	1,131,000	14,853,195
Genting Malaysia Bhd	5,027,888	4,016,046
IOI Corp. Bhd	18,696,656	28,989,320
PLUS Expressways Bhd	3,642,800	3,511,362
Telekom Malaysia Bhd	5,850,000	5,141,157
Tenaga Nasional Bhd	9,249,444	22,670,609
		86,367,397
Mexico — 0.1%
America Movil, SA de CV — ADR	665,200	29,355,276
Fomento Economico Mexicano, SA de CV — ADR	270,500	11,715,355
		41,070,631
Netherlands — 0.1%
Koninklijke KPN NV	1,322,069	23,980,645
Koninklijke Philips Electronics NV (c)	74,300	1,864,187
Unilever NV — ADR	267,300	8,256,897
		34,101,729
Norway — 0.1%
Statoil ASA	1,405,000	33,107,690
Philippines — 0.0%
First Gen Corp. (a)	675,000	222,561
Russia — 1.0%
Kuzbassrazrezugol (a)	48,662,296	12,408,885
MMC Norilsk Nickel — ADR	2,847,574	37,587,977
Novorossiysk Commercial Sea Port — GDR	5,045,329	58,021,284
OAO Gazprom — ADR	1,513,600	36,553,440
Polyus Gold Co. ZAO — ADR	1,467,339	39,691,520
RusHydro — ADR (a)	19,490,823	69,387,330
Sberbank	26,283,800	59,138,550
Surgutneftegaz — ADR	1,423,200	12,609,552
Uralkali — GDR	88,300	1,996,463
OAO Rosnft Oil Co. — GDR (a)	2,004,400	15,333,660
		342,728,661
Singapore — 0.7%
CapitaLand Ltd.	1,103,400	3,199,733
Fraser and Neave Ltd.	8,750,000	23,823,210
Keppel Corp. Ltd.	8,844,900	50,832,446
MobileOne Ltd.	10,800,000	13,360,440
Noble Group Ltd.	5,085,317	9,293,677
Oversea-Chinese Banking Corp.	6,240,000	33,626,610
Parkway Holdings Ltd.	13,359,853	23,820,876
Parkway Life Real Estate Investment Trust	449,995	392,146
Sembcorp Marine Ltd.	4,629,100	11,291,056
Singapore Press Holdings Ltd.	4,350,000	11,912,330
Singapore Telecommunications Ltd.	23,351,910	48,425,617
		229,978,141
South Africa — 0.1%
Anglo Platinum Ltd.	79,000	6,828,520
Gold Fields Ltd. — ADR	560,000	7,140,000
Impala Platinum Holdings Ltd.	310,000	6,821,084
Katanga Mining Ltd. (a)	5,006,133	3,377,364
Sasol Ltd.	152,000	5,694,725
		29,861,693

Common Stocks	Shares	Value
South Korea — 0.8%
Cheil Industries, Inc.	219,911	$ 8,204,388
KT Corp. — ADR	2,127,300	34,143,165
KT&G Corp.	666,600	38,821,217
Korean Reinsurance Co.	323,406	2,922,040
LS Corp.	297,700	24,322,231
Meritz Fire & Marine Insurance Co. Ltd.	331,466	2,292,704
POSCO	46,030	19,076,107
POSCO — ADR (c)	217,800	22,241,736
Paradise Co. Ltd.	1,956,526	5,674,687
SK Telecom Co., Ltd.	79,640	12,129,053
Samsung Electronics Co., Ltd.	94,100	56,623,085
Samsung Fine Chemicals Co., Ltd.	480,800	19,052,230
		245,502,643
Spain — 0.2%
Iberdrola Renovables	1,315,200	5,846,255
Telefonica SA	1,325,328	37,011,760
Telefonica SA — ADR	186,798	15,677,956
		58,535,971
Sweden — 0.0%
Autoliv, Inc.	24,800	832,784
Switzerland — 0.9%
Credit Suisse Group AG	349,240	18,669,385
Foster Wheeler AG (a)	937,191	26,231,976
Nestle SA Registered Shares	2,039,031	94,818,149
Noble Corp.	44,000	1,792,560
Novartis AG Registered Shares	524,385	27,306,907
Roche Holding AG	200,715	32,147,104
Transocean Ltd. (a)	318,800	26,750,508
Tyco Electronics Ltd.	335,194	7,122,873
Tyco International Ltd.	329,246	11,046,203
UBS AG	1,323,100	22,062,353
Weatherford International Ltd. (a)	499,800	8,761,494
Zurich Financial Services AG	124,699	28,555,146
		305,264,658
Taiwan — 0.7%
Asustek Computer, Inc.	7,539,646	13,847,730
Catcher Technology Co. Ltd.	2,314,400	5,602,651
Chunghwa Telecom Co., Ltd.	10,594,464	18,596,102
Chunghwa Telecom Co., Ltd. — ADR	2,548,975	44,301,186
Compal Electronics, Inc.	5,328,000	6,661,090
Delta Electronics, Inc.	10,769,011	29,902,645
Far EasTone Telecommunications Co., Ltd.	9,532,000	10,724,467
HON HAI Precision Industry Co., Ltd.	4,959,375	19,425,019
HTC Corp.	2,311,950	22,958,899
MediaTek, Inc.	418,000	5,850,324
Taiwan Cement Corp.	24,323,534	24,954,625
Taiwan Semiconductor Manufacturing Co., Ltd.	20,433,824	37,066,927
		239,891,665
Thailand — 0.2%
Hana Microelectronics Pcl	10,705,000	5,957,008
PTT Public Co. THB10	3,250,000	23,335,826
Siam Commercial Bank Pcl	12,594,600	29,107,939
		58,400,773
United Kingdom — 1.6%
Antofagasta Plc	922,900	11,627,988
AstraZeneca Group Plc — ADR	27,000	1,212,570
BP Plc	5,655,503	52,993,614
BP Plc — ADR	1,313,800	74,387,356
British American Tobacco Plc	682,043	21,734,011

See Notes to Consolidated Financial Statements.

10 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Consolidated Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Diageo Plc — ADR	1,340,800	$ 87,178,816
Guinness Peat Group Plc	32,072,701	19,365,961
HSBC Holdings Plc	8,725,900	96,422,297
HSBC Holdings Plc — ADR	414,500	22,959,155
Lloyds TSB Group Plc	4,909,300	6,921,970
Prudential Plc	744,400	6,761,686
Shire Pharmaceuticals Plc — ADR	32,600	1,737,580
Unilever Plc	646,606	19,317,908
Vodafone Group Plc	22,331,161	49,214,177
Vodafone Group Plc — ADR	1,489,786	33,058,351
Standard Chartered Plc	465,000	11,407,405
		516,300,845
United States — 27.8%
3Com Corp. (a)	7,535,216	38,731,010
3M Co.	764,000	56,207,480
ACE Ltd.	1,995,905	102,509,681
The AES Corp. (a)	165,600	2,164,392
AT&T Inc.	9,316,570	239,156,352
Abbott Laboratories	1,942,600	98,237,282
Advance Auto Parts, Inc.	35,900	1,337,634
Aetna, Inc.	2,030,000	52,840,900
Affiliated Computer Services, Inc., Class A (a)	102,100	5,318,389
Alliance Resource Partners LP	400,262	14,993,815
The Allstate Corp.	490,200	14,495,214
Altria Group, Inc.	1,882,900	34,099,319
Amdocs Ltd. (a)	61,200	1,542,240
American Commerical Lines, Inc. (a)(d)	713,845	15,311,975
American Water Works Co., Inc.	395,200	7,496,944
AmerisourceBergen Corp.	468,000	10,366,200
Amgen, Inc. (a)	794,500	42,688,485
Amphenol Corp., Class A	129,400	5,191,528
Anadarko Petroleum Corp.	858,400	52,302,312
Analog Devices, Inc.	225,500	5,779,565
Apache Corp.	540,500	50,871,860
Apple, Inc. (a)	398,000	75,023,000
Arch Capital Group Ltd. (a)	304,700	20,527,639
Archer-Daniels-Midland Co.	44,500	1,340,340
Ascent Media Corp., Class A (a)	3,255	75,483
Avnet, Inc. (a)	21,500	532,770
Avon Products, Inc.	556,400	17,832,620
Axis Capital Holdings Ltd.	19,500	563,355
BMC Software, Inc. (a)	142,200	5,284,152
Bank of America Corp.	8,421,600	122,786,928
The Bank of New York Mellon Corp.	4,350,148	115,974,946
Baxter International, Inc.	305,282	16,503,545
Beckman Coulter, Inc.	34,700	2,232,251
Biogen Idec, Inc. (a)	51,700	2,178,121
Biosante Pharmaceuticals, Inc. (a)	124,237	188,840
Boeing Co.	1,643,500	78,559,300
Boston Scientific Corp. (a)	1,250,000	10,150,000
Bristol-Myers Squibb Co.	12,460,800	271,645,440
Broadcom Corp., Class A (a)(c)	433,800	11,543,418
Bunge Ltd.	171,249	9,771,468
Burlington Northern Santa Fe Corp.	1,561,300	117,597,116
CA, Inc.	3,168,300	66,280,836
CF Industries Holdings, Inc.	18,100	1,506,825
CMS Energy Corp.	710,600	9,450,980
CNA Financial Corp. (a)	15,900	346,143
CNX Gas Corp. (a)	425,512	11,854,764
CVS Caremark Corp.	1,054,600	37,227,380

Common Stocks	Shares	Value
United States (continued)
Calpine Corp. (a)	125,800	$ 1,413,992
CenturyTel, Inc.	186,649	6,058,626
Chesapeake Energy Corp.	250,000	6,125,000
Chevron Corp.	2,747,350	210,282,169
Chipotle Mexican Grill, Inc., Class A (a)	47,737	3,890,088
Chubb Corp.	793,400	38,495,768
Cigna Corp.	1,265,700	35,237,088
Circuit City Stores, Inc. (a)	558,700	5,922
Cisco Systems, Inc. (a)	5,361,917	122,519,803
Citigroup, Inc.	5,825,523	23,826,389
The Coca-Cola Co.	560,100	29,858,931
Cognizant Technology Solutions Corp. (a)	222,000	8,580,300
Comcast Corp., Class A	6,174,463	89,529,713
Comerica, Inc.	84,100	2,333,775
Complete Production Services, Inc. (a)	1,697,000	16,172,410
Computer Sciences Corp. (a)(c)	191,950	9,733,784
Comverse Technology, Inc. (a)	2,561,650	21,517,860
ConAgra Foods, Inc.	576,725	12,111,225
ConocoPhillips	2,077,800	104,264,004
Consol Energy, Inc.	2,969,747	127,134,869
Constellation Brands, Inc., Class A (a)	407,300	6,443,486
Corning, Inc.	6,839,500	99,925,095
Crown Holdings, Inc. (a)	609,200	16,235,180
DISH Network Corp. (a)	612,200	10,652,280
DaVita, Inc. (a)	433,300	22,977,899
Dell, Inc. (a)	1,327,600	19,236,924
Devon Energy Corp.	809,000	52,350,390
Discover Financial Services, Inc.	3,550	50,197
Discovery Communications, Inc., Class A (a)	32,550	895,125
Discovery Communications, Inc., Class C (a)	32,650	784,253
Dover Corp.	32,500	1,224,600
The Dow Chemical Co.	2,153,200	50,557,136
Dr. Pepper Snapple Group, Inc. (a)	404,052	11,014,457
E.I. du Pont de Nemours & Co.	1,494,700	47,561,354
EMC Corp. (a)	2,501,249	41,195,571
Eaton Corp.	44,100	2,665,845
eBay, Inc. (a)	1,098,800	24,470,276
Edison International	44,900	1,428,718
El Paso Corp.	5,235,043	51,355,772
Electronic Arts, Inc. (a)	1,761,000	32,120,640
Eli Lilly & Co.	697,400	23,718,574
Endo Pharmaceuticals Holdings, Inc. (a)	188,300	4,217,920
Endurance Specialty Holdings Ltd.	885,100	31,854,749
Entergy Corp.	473,100	36,296,232
Everest Re Group Ltd.	170,900	14,952,041
Exelon Corp.	635,100	29,824,296
Extreme Networks, Inc. (a)	68,941	137,193
Exxon Mobil Corp.	3,737,842	267,891,136
FMC Corp.	839,100	42,878,010
FPL Group, Inc.	1,094,700	53,749,770
FairPoint Communications, Inc.	56,815	6,136
Family Dollar Stores, Inc.	45,400	1,284,820
Fidelity National Information Services, Inc.	231,600	5,039,616
Fidelity National Title Group, Inc., Class A	3,258,800	44,221,916
Fluor Corp.	29,700	1,319,274
Forest Laboratories, Inc. (a)	276,500	7,650,755
Freeport-McMoRan Copper & Gold, Inc., Class B	648,413	47,567,578
The Gap, Inc.	83,800	1,788,292
Garmin Ltd.	63,500	1,921,510
General Communication, Inc., Class A (a)	659,000	4,052,850
General Dynamics Corp.	94,357	5,916,184
General Electric Co.	5,440,600	77,582,956

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 11

Consolidated Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
General Mills, Inc.	394,500	$ 26,005,440
Genzyme Corp. (a)	805,500	40,758,300
Gilead Sciences, Inc. (a)	590,300	25,117,265
Global Industries Ltd. (a)	4,925,800	35,909,082
Global Payments, Inc.	50,000	2,461,500
The Goldman Sachs Group, Inc.	331,200	56,360,304
Goodrich Corp.	29,000	1,576,150
Google, Inc., Class A (a)	248,129	133,026,919
H.J. Heinz Co.	397,898	16,011,416
Halliburton Co.	919,300	26,852,753
Hanesbrands, Inc. (a)	51,075	1,104,241
Harris Corp.	100,500	4,192,860
HealthSouth Corp. (a)	639,675	9,345,652
Hess Corp.	610,100	33,396,874
Hewitt Associates, Inc., Class A (a)	67,800	2,408,256
Hewlett-Packard Co.	1,886,500	89,533,290
Hologic, Inc. (a)	4,048,000	59,829,440
Humana, Inc. (a)	1,575,000	59,188,500
Intel Corp.	3,468,600	66,284,946
International Business Machines Corp.	1,631,239	196,743,736
International Game Technology	1,774,800	31,662,432
International Paper Co.	534,833	11,932,124
JDS Uniphase Corp. (a)	314,092	1,755,774
JPMorgan Chase & Co.	5,562,000	232,324,740
Johnson & Johnson	3,689,100	217,841,355
KBR, Inc.	788,100	16,132,407
Key Energy Services, Inc. (a)	570,500	4,170,355
King Pharmaceuticals, Inc. (a)	284,000	2,876,920
Kraft Foods, Inc.	2,935,668	80,789,583
L-3 Communications Holdings, Inc.	8,700	628,923
LSI Corp. (a)	220,628	1,129,615
Lexmark International, Inc., Class A (a)	816,600	20,823,300
Liberty Media Corp. — Entertainment, Class A (a)	768	23,670
Liberty Media Holding Corp. — Capital (a)	192	3,972
Liberty Media Holding Corp. — Interactive (a)	48,353	548,323
Life Technologies Corp. (a)	354,900	16,740,633
Lockheed Martin Corp.	447,700	30,797,283
Lubrizol Corp.	34,500	2,296,320
MEMC Electronic Materials, Inc. (a)	166,000	2,061,720
Manpower, Inc.	9,800	464,618
Marathon Oil Corp.	1,978,636	63,256,993
Marsh & McLennan Cos., Inc.	96,100	2,254,506
Mattel, Inc.	1,407,200	26,638,296
McDermott International, Inc. (a)	1,980,000	44,015,400
McDonald's Corp.	629,300	36,883,273
The McGraw-Hill Cos., Inc.	50,100	1,441,878
McKesson Corp.	454,500	26,692,785
Mead Johnson Nutrition Co. (c)	576,200	24,223,448
MeadWestvaco Corp.	104,400	2,383,452
Medco Health Solutions, Inc. (a)	710,700	39,884,484
Medtronic, Inc.	2,394,600	85,487,220
Merck & Co., Inc. (c)	2,809,400	86,894,742
MetLife, Inc.	628,575	21,390,407
Mettler Toledo International, Inc. (a)	127,000	12,382,500
Microsoft Corp.	12,743,650	353,381,414
Morgan Stanley	1,183,600	38,017,232
Motorola, Inc.	4,548,150	38,977,645
Murphy Oil Corp.	261,200	15,969,768
Mylan, Inc. (a)(c)	1,185,458	19,251,838
NRG Energy, Inc. (a)	46,200	1,062,138
Nabors Industries Ltd. (a)(c)	309,500	6,446,885

Common Stocks	Shares	Value
United States (continued)
National Oilwell Varco, Inc. (a)	1,205,700	$ 49,421,643
National Semiconductor Corp.	191,700	2,480,598
Newmont Mining Corp.	2,419,215	105,139,084
News Corp., Class A	2,171,400	25,014,528
Noble Energy, Inc.	14,700	964,761
Northern Trust Corp.	1,457,174	73,222,993
Northrop Grumman Corp.	49,900	2,501,487
Novell, Inc. (a)	538,300	2,201,647
Occidental Petroleum Corp.	923,281	70,058,562
Oracle Corp.	4,947,700	104,396,470
PPL Corp.	619,700	18,243,968
Pall Corp.	102,500	3,253,350
PartnerRe Ltd.	175,200	13,399,296
PepsiAmericas, Inc.	168,700	4,932,788
PerkinElmer, Inc.	468,000	8,709,480
Perrigo Co.	457,300	17,006,987
Pfizer, Inc.	10,621,885	180,890,702
PharMerica Corp. (a)	17,775	274,268
Philip Morris International, Inc.	1,174,700	55,633,792
Pitney Bowes, Inc.	98,900	2,423,050
Platinum Underwriters Holdings Ltd.	372,900	13,338,633
Polycom, Inc. (a)	2,322,500	49,864,075
Praxair, Inc.	161,200	12,805,728
Precision Castparts Corp.	386,600	36,931,898
Pride International, Inc. (a)	54,900	1,622,844
Principal Financial Group, Inc.	450,600	11,283,024
The Procter & Gamble Co.	2,549,200	147,853,600
The Progressive Corp.	1,050,900	16,814,400
QUALCOMM, Inc.	1,500,550	62,137,775
Qwest Communications International Inc.	8,879,301	31,876,691
R.R. Donnelley & Sons Co.	117,500	2,359,400
Ralcorp Holdings, Inc. (a)	87,262	4,685,969
RenaissanceRe Holdings Ltd.	374,000	19,635,000
Reynolds American, Inc.	19,800	959,904
Ross Stores, Inc.	44,000	1,936,440
RusHydro	64,472,822	2,256,549
Ryder System, Inc.	47,200	1,913,960
SUPERVALU, Inc.	204,576	3,246,621
Safeway, Inc.	54,700	1,221,451
Sara Lee Corp.	4,377,900	49,426,491
Schering-Plough Corp.	2,908,200	82,011,240
Schlumberger Ltd.	870,988	54,175,454
Seahawk Drilling, Inc. (a)	3,646	98,442
Smith International, Inc.	207,087	5,742,523
The Southern Co.	241,700	7,538,623
Spirit Aerosystems Holdings, Inc., Class A (a)	2,600,000	41,392,000
Sprint Nextel Corp. (a)	3,485,500	10,317,080
The St. Joe Co. (a)	1,189,000	28,464,660
State Street Corp.	795,300	33,386,694
Stone Energy Corp. (a)	187,300	2,871,309
Sun Microsystems, Inc. (a)	1,061,162	8,680,305
Synopsys, Inc. (a)	108,600	2,389,200
Tellabs, Inc. (a)	264,000	1,589,280
Teradata Corp. (a)	170,700	4,759,116
Texas Instruments, Inc.	1,595,100	37,405,095
Thermo Fisher Scientific, Inc. (a)	657,200	29,574,000
Time Warner Cable, Inc.	144,655	5,705,193
Time Warner, Inc.	576,233	17,356,138
Total System Services, Inc.	247,700	3,955,769
Transatlantic Holdings, Inc.	210,700	10,640,350
The Travelers Cos., Inc.	1,464,458	72,915,364
U.S. Bancorp	3,297,600	76,570,272

See Notes to Consolidated Financial Statements.

12 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Consolidated Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
United States (concluded)
URS Corp. (a)		28,900	$ 1,123,054
Unifi, Inc. (a)		1,628,711	4,527,817
Unilever Plc — ADR		419,600	12,516,668
Union Pacific Corp.		1,887,900	104,098,806
United Technologies Corp.		225,800	13,875,410
UnitedHealth Group, Inc.		2,668,000	69,234,600
UnumProvident Corp.		69,600	1,388,520
Validus Holdings Ltd.		538,374	13,620,862
VeriSign, Inc. (a)		73,700	1,681,097
Verizon Communications, Inc.		6,348,800	187,860,992
Viacom, Inc., Class B (a)		2,276,900	62,819,671
WABCO Holdings, Inc.		4,400	104,368
Wal-Mart Stores, Inc.		2,758,100	137,022,408
Waters Corp. (a)		508,700	29,214,641
WellPoint, Inc. (a)		1,393,600	65,164,736
Wells Fargo & Co.		4,530,100	124,668,352
Western Digital Corp. (a)		282,041	9,499,141
The Western Union Co.		708,300	12,869,811
Windstream Corp.		512,366	4,939,208
XL Capital Ltd., Class A		5,359,437	87,948,361
XTO Energy, Inc.		759,700	31,573,132
Xerox Corp.		7,495,500	56,366,160
Xilinx, Inc.		58,500	1,272,375
			9,216,044,458
Total Common Stocks — 50.8%			16,824,036,499
Fixed Income Securities
		Par
Asset-Backed Securities		(000)
United States — 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB,
0.41%, 12/15/17 (e)		USD 8,000	80,000
Total Asset-Backed Securities — 0.0%			80,000
Corporate Bonds
Brazil — 0.0%
All America Latina Logistica SA,
3.00%, 10/02/12 (f)	BRL	2,265	1,662,220
Cosan Finance Ltd., 7.00%, 2/01/17 (b)	USD	7,050	6,697,500
			8,359,720
Canada — 0.2%
Rogers Wireless Communications, Inc.,
7.63%, 12/15/11	CAD	6,250	6,370,085
Sino-Forest Corp. (b):
5.00%, 8/01/13 (f)	USD	70,625	74,597,656
10.25%, 7/28/14		3,144	3,332,640
			84,300,381
China — 0.7%
Celestial Nutrifoods Ltd.,
34.49%, 6/12/11 (a)(e)(f)(g)	SGD	89,400	43,055,902
Chaoda Modern Agriculture Holdings Ltd.,
7.75%, 2/08/10	USD	17,113	16,770,740

		Par
Corporate Bonds		(000)	Value
China (concluded)
China Green 17.31%, 10/29/10 (e)(f)	CNY	45,000	$ 5,800,073
China Petroleum & Chemical Corp.,
5.46%, 4/24/14 (e)(f)	HKD	310,700	43,597,101
GOME Electrical Appliances Holdings Ltd.,
8.34%, 5/18/14 (e)(f)	CNY	484,800	69,941,853
Pine Agritech Ltd., 26.13%, 7/27/12 (e)(f)		416,500	56,733,065
			235,898,734
Europe — 0.4%
European Investment Bank:
12.75%, 9/21/10 (b)(e)	BRL	127,600	65,140,032
4.38%, 4/15/13	EUR	37,150	58,482,096
Series 1158/0100, 3.63%, 10/15/11		14,382	22,016,073
			145,638,201
France — 0.0%
Compagnie Generale des Etablissements
Michelin Series ML, 4.35%, 1/01/17 (e)(f)		9,371	14,056,496
Hong Kong — 0.4%
CITIC Resources Finance Ltd.,
6.75%, 5/15/14 (b)	USD	25,822	24,724,565
FU JI Food and Catering Services Holdings
Ltd., 0.51%, 10/18/10 (a)(e)(f)(g)	CNY	190,300	1,672,354
Hongkong Land CB 2005 Ltd.,
2.75%, 12/21/12 (f)	USD	7,500	9,834,375
Hutchison Whampoa International (03/33),
Ltd., 6.25%, 1/24/14		12,662	13,688,825
Hutchison Whampoa International Ltd.
7.63%, 4/09/19 (b)		29,713	33,510,945
Hutchison Whampoa International
(09/16) Ltd.:
4.63%, 9/11/15		15,000	15,007,620
4.63%, 9/11/15 (b)		10,348	10,408,598
Noble Group Ltd., 8.50%, 5/30/13 (b)		22,794	24,902,445
			133,749,727
India — 1.0%
Gujarat NRE Coke Ltd.,
15.77%, 4/12/11 (e)(f)		10,100	12,625,000
Housing Development Finance Corp.,
18.14%, 9/27/10 (e)(f)		24,300	42,889,500
Punj Lloyd Ltd., 12.42%, 4/08/11 (e)(f)		16,300	18,419,000
Reliance Communications Ltd. (e)(f):
13.73%, 5/10/11		38,750	43,012,500
12.48%, 3/01/12		117,400	119,837,811
Suzlon Energy Ltd., 26.97%, 6/12/12 (e)(f)		24,975	25,219,505
Tata Motors Ltd. (f):
1.00%, 4/27/11		24,865	26,978,525
9.69%, 7/12/12 (e)		4,300	4,388,860
Tata Steel Ltd., 1.00%, 9/05/12 (f)		26,400	28,867,133
			322,237,834
Ireland — 0.4%
VIP Finance Ireland Ltd. for OJSC Vimpel
Communications (b):
8.38%, 4/30/13		25,174	25,834,817
9.13%, 4/30/18		93,194	97,154,745
			122,989,562

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 13

Consolidated Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Japan — 0.2%
The Bank of Kyoto Ltd.,
1.79%, 3/31/14 (e)(f)	JPY	915,000	$ 10,217,058
The Mie Bank Ltd., 1.00%, 10/31/11 (f)		379,000	3,959,128
Nagoya Railroad Co. Ltd.,
1.22%, 3/30/12 (e)(f)		156,000	1,780,703
Suzuki Motor Corp. Series 9,
3.80%, 3/29/13 (e)(f)		4,530,000	51,653,977
			67,610,866
Kazakhstan — 0.3%
KazMunaiGaz Finance Sub BV,
9.13%, 7/02/18 (b)	USD	88,763	97,639,300
Luxembourg — 0.6%
ALROSA Finance SA, 8.88%, 11/17/14		24,949	24,824,255
Acergy SA Series ACY, 2.25%, 10/11/13 (f)		11,200	10,330,365
Evraz Group SA:
8.88%, 4/24/13 (b)		5,800	5,640,500
8.25%, 11/10/15		12,250	11,989,687
9.50%, 4/24/18 (b)		32,095	31,613,575
Gaz Capital SA:
2.89%, 11/15/12	JPY	1,800,000	18,614,358
6.61%, 2/13/18	EUR	39,523	59,013,165
8.15%, 4/11/18 (b)	USD	3,000	3,165,000
TNK-BP Finance SA:
7.50%, 7/18/16 (b)		12,621	12,715,657
Series 2, 7.50%, 7/18/16		6,643	6,697,008
UBS Luxembourg SA for OJSC Vimpel
Communications:
8.25%, 5/23/16		19,590	19,859,362
8.25%, 5/23/16 (b)		2,481	2,515,114
			206,978,046
Malaysia — 1.0%
Berjaya Land Bhd, 8.00%, 8/15/11 (f)	MYR	71,700	21,291,507
Cherating Capital Ltd.,
2.00%, 7/05/12 (f)(h)	USD	37,000	41,162,500
Feringghi Capital Ltd.,
0.00%, 12/22/09 (e)(f)		20,700	23,235,750
IOI Resources, 10.27%, 1/15/13 (e)(f)		49,250	48,388,125
Johor Corp. Series P3, 1.00%, 7/31/12	MYR	179,132	51,443,036
Rafflesia Capital Ltd.,
1.25%, 10/04/11 (f)(h)	USD	73,200	86,857,315
YTL Power Finance Cayman Ltd.,
0.00%, 5/09/10 (e)(f)		35,800	43,833,627
			316,211,860
Netherlands — 0.2%
ASM International NV (f):
4.25%, 12/06/11		1,500	1,674,450
4.25%, 12/06/11 (b)		4,235	4,605,563
Heidelberg International Finance B.V.,
0.88%, 2/09/12 (f)	EUR	14,200	22,813,662
Pargesa Netherlands NV,
1.75%, 6/15/14 (f)	CHF	36,260	31,677,576
			60,771,251
Norway — 0.2%
Subsea 7, Inc. (f):
2.80%, 6/06/11	USD	30,900	29,161,875
7.01%, 6/29/17 (e)		19,600	19,348,532
			48,510,407

		Par
Corporate Bonds		(000)	Value
Philippines — 0.1%
First Gen Corp., 2.50%, 2/11/13 (f)	USD	23,500	$ 24,675,000
Singapore — 1.1%
CapitaLand Ltd. (f):
2.10%, 11/15/16	SGD	55,250	38,109,235
3.13%, 3/05/18		127,750	89,098,231
2.95%, 6/20/22		147,250	85,065,439
Keppel Land Ltd., 2.50%, 6/23/13 (f)		26,200	18,518,337
Olam International Ltd.,
6.00%, 10/15/16 (f)	USD	30,500	33,992,311
Wilmar International Ltd.,
19.89%, 12/18/12 (e)(f)		34,100	43,637,122
Yanlord Land Group Ltd.,
5.85%, 7/13/14 (f)	SGD	66,000	50,857,979
			359,278,654
South Korea — 0.4%
Korea Electric Power Corp.:
5.13%, 4/23/34		39,070	39,562,204
7.73%, 4/01/96 (i)	USD	31,449	19,812,870
Zeus Cayman, 4.16%, 8/19/13 (e)(f)	JPY	8,155,000	87,069,834
			146,444,908
Sweden — 0.1%
Svensk Exportkredit AB,
10.50%, 9/29/15 (h)	TRY	31,601	19,020,386
Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 8/14/19 (b)	USD	9,981	11,328,435
United Arab Emirates — 1.1%
Abu Dhabi National Energy Co.,
6.50%, 10/27/36		6,431	6,230,031
Aldar Funding Ltd., 5.77%, 11/10/11 (f)		17,200	19,328,500
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		202,500	191,743,200
Nakheel Development Ltd.,
3.17%, 12/14/09		105,155	112,778,738
Nakheel Development 2 Ltd.,
2.75%, 1/16/11		56,155	48,012,525
			378,092,994
United Kingdom — 0.2%
Shire Plc, 2.75%, 5/09/14 (f)		78,102	72,947,737
United States — 5.5%
The AES Corp., 8.38%, 3/01/11	GBP	3,393	5,540,933
Advanced Micro Devices, Inc.:
7.75%, 11/01/12	USD	1,207	1,074,230
6.00%, 5/01/15 (f)		323,361	235,245,128
Amgen, Inc., 0.38%, 2/01/13 (f)		119,732	117,786,355
Archer-Daniels-Midland Co.,
0.88%, 2/15/14 (f)		21,854	22,045,223
Cell Genesys, Inc., 3.13%, 5/01/13 (f)		1,013	413,930
Chesapeake Energy Corp. (f):
2.50%, 5/15/37		70,864	62,448,900
2.25%, 12/15/38		82,808	61,898,980
China Milk Products Group Ltd.,
19.50%, 1/05/12 (e)(f)		39,800	44,194,159
Crown Cork & Seal Co., Inc.,
7.50%, 12/15/96		5,904	4,383,720
Forest City Enterprises, Inc.,
5.00%, 10/15/16 (b)(f)		4,414	4,033,293
General Electric Capital Corp.,
0.37%, 1/15/10 (h)	JPY	6,640,000	73,647,532

See Notes to Consolidated Financial Statements.

14 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Consolidated Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
United States (concluded)
Greenbrier Cos., Inc., 2.38%, 5/15/26 (f)	USD	13,820	$ 9,570,350
Helix Energy Solutions Group, Inc.,
3.25%, 12/15/25 (f)		4,235	3,668,569
Hologic, Inc., 2.00%, 12/15/37 (f)(j)		156,468	126,934,665
IOI Capital Bhd Series IOI,
0.00%, 12/18/11 (e)(f)		34,545	41,669,906
Intel Corp. (f):
2.95%, 12/15/35		46,617	42,654,555
3.25%, 8/01/39 (b)		44,153	47,574,858
LifePoint Hospitals, Inc. (f):
3.50%, 5/15/14		3,947	3,532,565
3.25%, 8/15/25		4,728	4,231,560
Mandra Forestry, 12.00%, 5/15/13 (b)		22,750	16,380,000
McMoRan Exploration Co.,
5.25%, 10/06/11 (b)(f)		17,700	16,107,000
Medtronic, Inc. (f):
1.50%, 4/15/11		8,013	7,892,805
1.63%, 4/15/13		77,935	75,791,788
Millipore Corp., 3.75%, 6/01/26 (f)		12,244	12,550,100
Mylan, Inc., 1.25%, 3/15/12 (f)		69,733	68,687,005
Nabi Biopharmaceuticals,
2.88%, 4/15/25 (f)		3,520	3,344,000
Northwest Airlines, Inc. Series 1999-3-B,
9.49%, 10/01/16 (a)(b)		4,942	526,321
Paka Capital Ltd., 6.42%, 3/12/13 (e)(f)		20,300	20,173,125
Pemex Project Funding Master Trust,
5.50%, 2/24/25	EUR	46,140	58,904,872
Preferred Term Securities (a):
XXIV, Ltd., 5.97%, 3/22/37 (d)	USD	12,100	121
XXV, Ltd., 5.76%, 6/22/37		12,150	122
XXVI, Ltd., 6.19%, 9/22/37		9,900	99
XXVII, Ltd., 6.29%, 12/22/37		7,100	4,970
Ranbaxy Laboratories Ltd.,
24.46%, 3/18/11 (e)(f)		20,124	23,191,843
SBA Communications Corp. (f):
1.88%, 5/01/13		21,636	20,391,930
4.00%, 10/01/14 (b)		13,641	15,806,509
SOCO Finance Jersey Ltd.,
4.50%, 5/16/13 (f)		3,214	3,169,808
SanDisk Corp., 1.00%, 5/15/13 (f)		99,463	76,835,168
Sino-Forest Corp., 5.00%, 8/01/13 (f)		3,625	3,393,290
SonoSite, Inc., 3.75%, 7/15/14 (f)		12,643	12,010,850
Suzlon Energy Ltd. (e)(f):
16.09%, 10/11/12		38,300	38,108,500
0.00%, 7/25/14		35,760	31,651,176
TNK-BP Finance SA (b):
6.63%, 3/20/17		57,021	54,386,630
7.88%, 3/13/18		73,120	74,034,000
Tenet Healthcare Corp., 9.25%, 2/01/15		10,000	10,375,000
Transocean, Inc. (f):
1.50%, 12/15/37		173,338	169,654,568
Series A, 1.63%, 12/15/37		70,627	69,126,176
Series C, 1.50%, 12/15/37		20,774	19,943,040
Uno Restaurant Corp., 10.00%, 2/15/11 (b)		4,790	981,950
			1,815,972,177
Total Corporate Bonds — 14.1%			4,692,712,676

		Par
Foreign Government Obligations		(000)	Value
Australian Government Bonds,
5.75%, 6/15/11	AUD	69,401	$ 63,482,489
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/17	BRL	22,700	23,201,821
Series F, 10.00%, 1/01/17		623,373	303,789,167
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	176,500	278,403,547
4.25%, 7/04/17		145,500	232,359,758
3.50%, 7/04/19		102,640	154,234,155
Series 07, 4.00%, 1/04/18		57,000	89,365,792
Series 08, 4.25%, 7/04/18		36,700	58,458,270
Bundesschatzanweisungen Series 1,
4.75%, 6/11/10		113,322	170,879,389
Caisse d’Amortissement de la Dette Sociale:
3.25%, 4/25/13		20,150	30,585,619
4.00%, 10/25/14		23,500	36,539,870
Canadian Government Bond:
4.00%, 9/01/10	CAD	36,750	34,959,115
4.00%, 6/01/16		35,000	34,374,428
Deutsche Bundesrepublik Inflation Linked
Series I/L, 1.50%, 4/15/16	EUR	11,785	17,809,221
Federal Republic of Germany,
1.50%, 9/21/12 (b)	USD	110,100	112,116,812
Japanese Government CPI Linked Bond:
Series 5, 0.80%, 9/10/15	JPY	6,965,298	71,908,587
Series 6, 0.80%, 12/10/15		7,648,121	78,805,004
Series 7, 0.80%, 3/10/16		16,552,630	169,323,575
Series 8, 1.00%, 6/10/16		3,590,730	36,958,411
Series 16, 1.40%, 6/10/18		8,293,100	85,635,021
Japanese Government Two Year Bond
Series 272, 0.70%, 9/15/10		5,760,500	64,273,907
Kreditanstalt fuer Wiederaufbau (f):
3.25%, 6/27/13	EUR	81,000	124,000,532
Series DPW, 0.50%, 2/03/10		45,420	66,398,851
Malaysia Government Bond:
3.76%, 4/28/11	MYR	215,109	64,304,259
Series 3/06, 3.87%, 4/13/10		180,778	53,406,615
Netherland Government Bond,
3.75%, 7/15/14	EUR	24,000	37,201,395
New Zealand Government Bond Series 216,
4.50%, 2/14/16	NZD	21,250	22,444,829
Poland Government Bond, 3.00%, 8/24/16	PLN	180,492	59,410,122
United Kingdom Gilt, 4.25%, 3/07/11	GBP	153,115	262,659,485
Ukraine Government International Bond,
6.58%, 11/21/16		6,267	4,606,872
Total Foreign Government Obligations — 8.6%			2,841,896,918
Floating Rate Loan Interests
United States — 0.1%
Bumi Resources Term Loan,
10.20%, 10/08/12	USD	42,500	42,500,000
Total Floating Rate Loan Interests — 0.1%			42,500,000

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 15

Consolidated Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
Structured Notes		(000)	Value
Taiwan — 0.0%
UBS AG (Total Return TWD Linked Notes),
0.26%, 12/01/10 (e)	USD	6,634	$ 6,636,808
Total Structured Notes — 0.0%			6,636,808
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds:
0.88%, 4/15/10		236,512	237,084,698
2.38%, 4/15/11 (k)		269,315	278,509,460
2.00%, 4/15/12		85,210	88,984,831
2.00%, 1/15/16		364,481	383,388,824
2.50%, 7/15/16 (l)		321,635	349,501,674
2.38%, 1/15/17		27,801	29,979,952
1.63%, 1/15/18		96,563	98,916,318
2.38%, 1/15/27		102,385	108,272,047
U.S. Treasury Notes:
2.13%, 1/31/10		86,350	86,775,015
2.88%, 6/30/10		176,297	179,347,820
2.75%, 7/31/10		261,660	266,443,406
4.88%, 5/31/11		226,337	241,429,151
2.25%, 10/31/14		376,706	377,677,901
2.63%, 2/29/16		94,460	93,515,400
2.75%, 2/15/19		198,980	189,093,082
Total U.S. Treasury Obligations — 9.1%			3,008,919,579
Total Fixed Income Securities — 31.9%			10,592,745,981
Investment Companies		Shares
Brazil — 0.0%
iShares MSCI Brazil (Free) Index Fund		22,600	1,555,558
South Korea — 0.0%
iShares MSCI South Korea Index Fund		25,200	1,080,576
United States — 3.1%
Consumer Staples Select Sector
SPDR Fund (c)		1,431,900	36,985,976
Financial Select Sector SPDR Fund (b)		10,636,720	149,126,814
Health Care Select Sector SPDR Fund		1,433,100	40,198,454
iShares Dow Jones U.S. Telecommunications
Sector Index Fund		797,900	13,835,585
iShares Silver Trust (a)		5,013,700	80,570,158
KBW Bank ETF (b)		263,100	5,504,051
SPDR Gold Trust (b)		5,255,005	538,638,012
Technology Select Sector SPDR Fund		3,801,236	78,343,473
Telecom HOLDRs Trust (d)		180,000	4,163,400
Utilities Select Sector SPDR Fund		2,844,300	80,749,676
Vanguard Telecommunication Services ETF		24,800	1,258,600
			1,029,374,199
Vietnam — 0.0%
Vietnam Enterprise Investments Ltd. —
R Shares (a)		2,838,370	5,676,740
Vinaland Ltd. (a)		14,680,000	12,551,400
			18,228,140
Total Investment Companies — 3.1%			1,050,238,473

Preferred Securities
		Par
Capital Trusts		(000)
Singapore — 0.0%
DBS Capital Funding Corp., 7.66% (h)(m)	USD	2,688	$ 2,714,880
Total Capital Trusts — 0.0%			2,714,880
Preferred Stocks		Shares
Brazil — 0.0%
Cia Brasileira, Class B		100,678	3,038,743
United States — 0.4%
Bunge Ltd., 4.875% (f)		84,053	6,892,346
El Paso Corp., 4.99% (f)		70,234	61,366,958
El Paso Corp., 4.99% (b)(f)		10,650	9,305,438
Mylan, Inc., 6.50% (f)		22,935	23,623,050
NRG Energy, Inc., 4% (f)		8,732	10,041,800
XL Capital Ltd., 10.75% (f)		264,757	6,791,017
			118,020,609
Total Preferred Stocks — 0.4%			121,059,352
Total Preferred Securities — 0.4%			123,774,232
Warrants (n)
Canada — 0.0%
Kinross Gold Corp. (expires 9/03/13)		567,813	2,025,561
New Gold, Inc. (expires 4/03/12)		1,750,000	56,606
			2,082,167
United States — 0.0%
Mandra Forestry Finance Ltd.
(expires 5/15/13)		22,750	22,750
Total Warrants — 0.0%			2,104,917
Total Long-Term Investments
(Cost — $26,515,907,330) — 86.2%			28,592,900,102
Short-Term Securities
Money Market Fund — 0.4%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.18% (o)(p)		1,801,967	1,801,967
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC Money
Market Series, 0.33% (o)(p)(q)		138,380	138,379,650

See Notes to Consolidated Financial Statements.

16 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Consolidated Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Short-Term Securities
		Par
Time Deposits		(000)	Value
Singapore — 0.0%
Brown Brothers Harriman & Co.,
0.01% 11/02/09	SGD	27	$ 19,552
United States — 0.0%
Brown Brothers Harriman & Co.,
0.03% 11/02/09	USD	3,441	3,440,909
Total Time Deposits — 0.0%			3,460,461
U.S. Treasury Obligations — 13.4%
U.S. Treasury Bills (r):
0.02%, 11/05/09		289,870	289,869,710
0.17%, 11/12/09		405,250	405,248,784
0.06%, 11/19/09		303,563	303,561,179
0.14%, 11/27/09		379,894	379,890,961
0.15%, 12/03/09		400,170	400,164,798
0.14%, 12/10/09		510,655	510,635,084
0.08%, 12/17/09		346,690	346,672,665
0.09%, 12/24/09		423,915	423,886,174
0.10%, 12/31/09		150,482	150,469,209
0.06%, 1/07/10		233,650	233,641,355
0.06%, 1/14/10		180,522	180,508,461
0.06%, 1/21/10		293,766	293,741,911
0.04%, 1/28/10		509,500	509,409,732
			4,427,700,023
Total Short-Term Securities
(Cost — $4,571,005,412) — 13.8%			4,571,342,101
Options Purchased		Contracts
Exchange-Traded Call Options Purchased
General Motors Corp., expiring 1/16/10
at USD 50		5,820	5,820
General Motors Corp., expiring 1/16/10
at USD 60		5,496	5,496
Total Exchange-Traded Call Options Purchased			11,316
Over-the-Counter Call Options Purchased
Australian Dollar, expiring 12/19/09
at USD 0.78		311	48,859
Exchange-Traded Put Options Purchased
S&P 500 Listed Option, expiring
12/19/09 at USD 900		920	855,600
Total Options Purchased
(Cost — $10,626,085) — 0.0%			915,775
Total Investments Before Structured Options,
Investments Sold Short and Outstanding Options
Written (Cost — $31,097,538,827*) — 100.0%			33,165,157,978

Structured Options	Contracts	Value
Credit Suisse Euro Stoxx Index Link, expiring
7/23/10, Broker Credit Suisse International (s)	135,002	$ 19,831,788
JPMorgan Euro Stoxx Index Link,
expiring 7/16/10, Broker JPMorgan Chase (t)	134,750	18,164,300
Total Structured Options
(Premiums Paid — $0.0*) — 0.1%		37,996,088
Investments Sold Short	Shares
Bed Bath & Beyond, Inc.	583,174	(20,533,557)
D.R. Horton, Inc.	1,458,364	(15,983,669)
Home Depot, Inc.	1,508,000	(37,835,720)
Lowe’s Cos., Inc.	908,875	(17,786,684)
Masco Corp.	673,400	(7,912,450)
Total Investments Sold Short
(Proceeds — $99,473,301) — (0.3)%		(100,052,080)
Options Written	Contracts
Exchange-Traded Call Options Written
Apple, Inc., expiring 1/16/10 at USD 85	3,980	(41,322,350)
Avon Products, Inc., expiring 1/16/10
at USD 22.50	5,564	(5,313,620)
Burlington Northern Santa Fe Corp.,
expiring 1/16/10 at USD 80	5,147	(1,183,810)
Cigna Corp., expiring 1/16/10 at USD 30	4,119	(700,230)
Complete Production Services, Inc.,
expiring 1/16/10 at USD 7.50	4,243	(1,018,320)
Consol Energy, Inc., expiring 1/16/10 at USD 46	8,690	(2,411,475)
Corning, Inc., expiring 5/15/10 at USD 16	9,872	(1,159,960)
Humana, Inc., expiring 11/21/09 at USD 32	5,614	(3,312,260)
JPMorgan Chase & Co., expiring 12/19/09
at USD 39	12,299	(5,442,308)
MetLife, Inc., expiring 12/19/09 at USD 40	6,285	(329,963)
Microsoft Corp., expiring 1/16/10 at USD 15	12,779	(16,293,225)
Microsoft Corp., expiring 1/16/10 at USD 17.50	13,664	(14,005,600)
Microsoft Corp., expiring 4/17/10 at USD 28	11,433	(2,200,853)
Morgan Stanley, expiring 1/16/10 at USD 35	2,959	(473,440)
Polycom, Inc., expiring 1/16/10 at USD 20	5,804	(1,465,510)
UnitedHealth Group, Inc., expiring 12/19/09
at USD 27	10,000	(1,275,000)
WellPoint, Inc., expiring 12/19/09 at USD 55	4,914	(294,840)
Xerox Corp., expiring 4/17/10 at USD 8	23,000	(1,725,000)
Total Exchange-Traded Call Options Written		(99,927,764)
Exchange-Traded Put Options Written
S&P 500 Listed Option, expiring 12/19/09
at USD 800	920	(331,200)
Total Options Written
(Premiums Received — $48,303,029) — (0.3)%		(100,258,964)
Total Investments, Net of Structured Options, Investments
Sold Short and Outstanding Options Written — 99.5%		33,002,843,022
Other Assets Less Liabilities — 0.5%		178,797,285
Net Assets — 100.0%		$33,181,640,307
* The cost and unrealized appreciation (depreciation) of investments as of
October 31, 2009, as computed for federal income tax purposes were as follows:
Aggregate cost		$31,293,190,766
Gross unrealized appreciation		$ 3,564,694,462
Gross unrealized depreciation		(1,654,731,162)
Net unrealized appreciation		$ 1,909,963,300

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 17

Consolidated Schedule of Investments (continued)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Security, or a portion of security, is on loan.
(d) Investments in companies whereby the Fund held 5% or more of the companies outstanding securities that are considered to be an affiliate, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sales		Realized
Affiliate	Cost	Cost		Loss	Income
American
Commercial
Lines, Inc.	$1,815,962		—	—	—
Telecom HOLDRs
Trust	—		—	—	$ 239,934
Tianjin
Development
Holdings Ltd.	$1,073,203		—	—	$ 816,136

(e) Represents a zero-coupon bond. Rate shown represents the current yield as of report date.
(f) Convertible security.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) Variable rate security. Rate shown is as of report date.
(i) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(j) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(k) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(l) All or a portion of security has been pledged as collateral in connection with swaps.
(m) Security is perpetual in nature and has no stated maturity date.
(n) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	$ 1,801,967	$ 7,202
BlackRock Liquidity Series, LLC
Money Market Series	$104,816,350	$424,419

(p) Represents the current yield as of report date.
(q) Security was purchased with the cash collateral from securities loans.
(r) Rates shown are the discount rates paid at the time of purchase.
(s) CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3,173.207 and (b) two purchased call spreads on the composite index with a lower call strike of 3,271.3474 and an upper call strike of 3,762.0495. Because the Structured Option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at
30.00% return in the event that the composite index rose to, or above the level of 3,762.0495 at expiration.
On October 31, 2009, the composite index was 4,038.158. At this time, the value of this Structured Option was $19,831,788, representing the potential obligation to the Fund from the counterparty based on the price of the structure of $480.56 per unit. The structure expires on July 23, 2010.
(t) JP Morgan DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3,299.55 and (b) 2.03 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,401.60 and an upper call strike of 3,911.84. For each unit of the Structured Option, the Fund has sold or written
2.03 calls on the composite index at 3,911.84 and bought 2.03 calls on the composite index at 3,401.60. Because the Structured Option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at 30.45% return in the event that the composite index rose to, or above
3,911.84 at expiration.
On October 31, 2009, the composite index was 4,038.158. At this time, the value of this Structured Option was $18,164,300 representing the potential obli-
gation to the Fund from the counterparty based on the price of the structure of
$458.51 per unit. The structure expires on July 16, 2010.

See Notes to Consolidated Financial Statements.

18 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Consolidated Schedule of Investments (continued)
•	Foreign currency exchange contracts as of October 31, 2009 were as follows:
									Unrealized
								Settlement	Appreciation
	Currency Purchased				Currency Sold		Counterparty	Date	(Depreciation)
	USD		839,826		HKD	6,508,763	Brown Brothers Harriman & Co.	11/02/09	$ 7
	USD		4,490,161		JPY	409,906,785	Credit Suisse International	11/02/09	(63,600)
	BRL		56,306,348		USD	32,028,640	Brown Brothers Harriman & Co.	11/03/09	(95,493)
	BRL		1,090,051		USD	632,647	Brown Brothers Harriman & Co.	11/04/09	(14,589)
	EUR		103,131,741		GBP	93,693,639	Deutsche Bank AG	11/05/09	(1,994,686)
	EUR		27,527,051		USD	41,212,978	JPMorgan Chase Bank NA	11/05/09	(703,340)
	JPY	14,384,588,640			USD	159,169,976	Citibank, NA	11/05/09	637,403
	JPY	16,498,611,565			USD	182,526,956	Credit Suisse International	11/05/09	766,424
	EUR		110,061,495		USD	164,431,873	Barclays Bank, Plc	11/06/09	(2,462,403)
	EUR		113,191,317		USD	169,209,699	Brown Brothers Harriman & Co.	11/06/09	(2,634,298)
	EUR		62,311,000		USD	93,203,361	Citibank, NA	11/06/09	(1,504,809)
	EUR		62,123,900		USD	92,905,671	Deutsche Bank AG	11/06/09	(1,482,461)
	EUR		27,500,883		USD	41,113,270	HSBC Bank USA	11/06/09	(642,227)
	EUR		126,438,706		USD	188,674,705	UBS AG	11/06/09	(2,604,086)
	JPY	11,383,273,800			USD	124,827,548	UBS AG	11/06/09	1,637,042
	EUR		37,989,150		CHF	57,376,913	UBS AG	11/06/09	(25,779)
	USD		155,400,664		EUR	105,102,000	Deutsche Bank AG	11/06/09	729,720
	USD		93,064,021		EUR	62,950,000	UBS AG	11/06/09	425,099
	USD		26,308,190		ZAR	195,464,590	UBS AG	11/06/09	1,313,198
	EUR		67,154,800		USD	99,475,062	Citibank, NA	11/12/09	(649,761)
	EUR		110,788,058		USD	164,132,508	HSBC Bank USA	11/12/09	(1,096,311)
	EUR		105,934,571		USD	157,035,290	Deutsche Bank AG	11/12/09	(1,141,505)
	EUR		111,757,938		USD	165,544,240	JPMorgan Chase Bank NA	11/12/09	(1,080,763)
	USD		92,963,055		EUR	62,780,000	JPMorgan Chase Bank NA	11/12/09	575,728
	USD		93,188,662		EUR	62,950,000	Deutsche Bank AG	11/12/09	551,163
	EUR		57,148,961		USD	85,600,000	Barclays Bank, Plc	11/13/09	(1,499,551)
	EUR		85.668,052		USD	128,400,000	Brown Brothers Harriman & Co.	11/13/09	(2,330,838)
	EUR		45.111,944		USD	67,387,767	UBS AG	11/13/09	(1,001,000)
	JPY	10,108,667,422			EUR	74,934,525	Barclays Bank, Plc	11/13/09	2,034,368
	USD		129,599,970		EUR	87,874,000	Credit Suisse International	11/13/09	284,533
	CNY		210,443,800		USD	31,480,000	JPMorgan Chase Bank NA	10/13/10	(439,718)
	Total								$ (14,512,533)
•	Financial futures contracts purchased as of October 31, 2009 were as follows:
									Unrealized
							Expiration	Face	Appreciation
	Contracts			Issue		Exchange	Date	Amount	(Depreciation)
		25	Hang Seng Index Future			Hong Kong	November 2009	$ 3,489,343	$ (59,982)
		8	MSCI Singapore IX ETS Future Singapore				November 2009	365,560	(6,532)
		42	Taiwan MSCI Simex Index			Singapore	November 2009	1,157,268	(42,168)
		357	DAX Index 25 Euro			Eurex	December 2009	77,611,436	(3,579,452)
	10,916		DJ Euro Stoxx 50			Eurex	December 2009	465,711,940	(10,021,996)
	1,564		FTSE 100 Index			NYSE LIFFE- London	December 2009	130,849,607	1,340,707
		90	S&P 500 Index			Chicago Mercantile	December 2009	23,446,196	(203,695)
		144	S&P TSE 60 Index			Montreal	December 2009	18,712,202	(1,018,402)
		54	Yen Denom Nikkei			Chicago Mercantile	December 2009	3,133,623	(173,304)
	Total								$ (13,764,824)
•	Financial futures contracts sold as of October 31, 2009 were as follows:
							Expiration	Face	Unrealized
	Contracts			Issue		Exchange	Date	Amount	Appreciation
	61		SPI 200 Index			Sydney	December 2009	$ 6,473,075	$ 103,197
See Notes to Consolidated Financial Statements.
				BLACKROCK GLOBAL ALLOCATION FUND, INC.					OCTOBER 31, 2009	19

Consolidated Schedule of Investments (continued)
• Total return swaps outstanding as of October 31, 2009 were as follows:
Interest			Notional		Unrealized
Payable			Amount		Appreciation
Rate	Counterparty	Expiration	(000)		(Depreciation)
(0.57)%[2]	BNP Paribas SA	September 2010	USD	182,666	$ 5,682,473[1]
(0.44)%[3]	Deutsche Bank AG	September 2010	USD	84,882	4,514,305[1]
(0.46)%[4]	BNP Paribas SA	September 2010	USD	62,348	3,315,856[1]
0.04%[6]	BNP Paribas SA	September 2010	USD	99,598	(2,249,739)[5]
Total					$ 11,262,895
[1]	Based on the change in the since inception return of the MSCI Daily Total Return Net Europe USD Index as of 10/31/09.
[2]	Based on the 3-month LIBOR minus 0.85% as of 10/31/09.
[3]	Based on the 3-month LIBOR minus 0.72% as of 10/31/09.
[4]	Based on the 3-month LIBOR minus 0.74% as of 10/31/09.
[5]	Based on the change in the since inception return of the MSCI Daily Total Return Net EAFE USD Index as of 10/31/09.
[6]	Based on the 3-month LIBOR minus 0.24% as of 10/31/09.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Consolidated
Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:
	Investments in
Valuation Inputs	Securities
	Assets	Liabilities
Level 1
Long-Term Investments:
Common Stocks
Belgium	$ 6,649,733	—
Brazil	754,245,156	—
Canada	903,144,824	—
Chile	24,971,786	—
China	26,320,576	—
France	1,997,416	—
Germany	858,080	—
India	19,665,329	—
Ireland	26,439,638	—
Israel	65,856,074	—
Japan	996,321	—
Kazakhstan	79,915,715	—
Luxembourg	2,249,494	—
Mexico	41,070,631	—
Netherlands	10,121,084	—
Russia	342,728,661	—
South Africa	10,517,364	—
South Korea	56,384,901	—
Spain	15,677,956	—
Sweden	832,784	—
Switzerland	81,705,614	—
Taiwan	44,301,186	—
Thailand	58,400,773	—
United Kingdom	220,533,828	—
United States	9,216,044,458	—
Investment Companies	1,044,561,733	—
Preferred Stocks	37,306,413	—
Warrants	2,082,167	—
Short-Term Securities	1,801,967	—
Investments Sold Short	—	$(100,052,080)
Total Level 1	13,097,381,662	(100,052,080)

See Notes to Consolidated Financial Statements.

20 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Consolidated Schedule of Investments (concluded)

	Investments in
Valuation Inputs	Securities
	Assets	Liabilities
Level 2
Long-Term Investments:
Common Stocks
Australia	$ 186,789,063	—
Austria	11,148,933	—
Belgium	29,641,625	—
China	400,451,004	—
Egypt	33,856,435	—
Finland	10,491,798	—
France	210,106,594	—
Germany	43,101,801	—
Hong Kong	173,771,816	—
India	203,393,317	—
Indonesia	15,958,838	—
Italy	21,956,492	—
Japan	2,130,599,006	—
Luxembourg	1,247,335	—
Malaysia	86,367,397	—
Netherlands	23,980,645	—
Norway	33,107,690	—
Philippines	222,561	—
Singapore	229,978,141	—
South Africa	19,344,329	—
South Korea	189,117,742	—
Spain	42,858,015	—
Switzerland	223,559,044	—
Taiwan	195,590,479	—
United Kingdom	295,767,017	—
Corporate Bonds	3,826,295,942	—
Foreign Government Obligations	2,782,486,796	—
U.S. Treasury Obligations	7,436,619,602	—
Investment Companies	5,676,740	—
Capital Trusts	2,714,880	—
Preferred Stocks	80,714,196	—
Short-Term Securities	138,379,650	—
Time Deposits	3,460,461	—
Total Level 2	19,088,755,384	—

	Investments in
Valuation Inputs	Securities
	Assets	Liabilities
Level 3
Long-Term Investments:
Asset-Backed Securities	80,000	—
Corporate Bonds	866,416,734	—
Foreign Government Obligations	59,410,122	—
Floating Rate Loan Instruments	42,500,000	—
Structured Notes	6,636,808	—
Preferred Stock	3,038,743	—
Warrants	22,750	—
Total Level 3	978,105,157	—
Total	$33,164,242,203	$(100,052,080)
	Other Financial
Valuation Inputs	Instruments[1]
	Assets	Liabilities
Level 1	$ 2,310,820	$(115,364,495)
Level 2	22,516,178	(25,716,957)
Level 3	37,996,088	—
Total	$ 62,823,086	$(141,081,452)
[1] Other financial instruments are swaps, financial futures contracts, foreign currency exhchange contracts, structured options and options. Swaps, finan-
cial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options and structured options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
				Investments in Securities
				Foreign	Floating
	Common	Asset-Backed	Corporate	Government Rate Loan		Structured	Preferred
	Stocks	Securities	Bonds	Obligations	Interests	Notes	Stock	Warrants	Total
Balance, as of October 31, 2008	$ 3,978,472	— $	3	—	—	—	—	—	$ 3,978,475
Accrued discounts/premiums	—	—	—	—	—	—	—	—	—
Realized gain (loss)	—	—	104,283	—	—	$ 75,408	—	—	179,691
Change in unrealized
appreciation/depreciation[2]	9,602,524	—	220,631,240 $ 18,935,794		—	(61,794)	— $	22,750	249,130,514
Net purchases (sales)	—	—	117,247,502	9,985,645	—	(11,632,745)	—	—	115,600,402
Net transfers in (out) of Level 3	(13,580,996) $	80,000	528,433,706	30,488,683	$42,500,000	18,255,939	$ 3,038,743	—	609,216,075
Balance, as of October 31, 2009	$ —	$ 80,000 $866,416,734 $ 59,410,122			$42,500,000	$ 6,636,808	$ 3,038,743 $	22,750	$978,105,157
[2] Included in the related net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations.

Other Financial
Instruments*
Liabilities
Balance, as of October 31, 2008	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	$ 37,996,088
Total	$ 37,996,088
* Other financial instruments are structured options.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 21

Consolidated Statement of Assets and Liabilities
October 31, 2009
Assets
Investments at value — unaffiliated (including securities loaned of $129,183,459) (cost — $30,876,163,365)			$32,957,635,701
Investments at value — affiliated (cost — $221,375,462)			207,522,277
Structured options at value (premiums paid — $0)			37,996,088
Unrealized appreciation on foreign currency exchange contracts			8,954,685
Unrealized appreciation on swaps			13,512,634
Cash			108,214,574
Foreign currency at value (cost — $41,061,908)			41,070,447
Investments sold receivable			489,508,193
Capital shares sold receivable			144,493,321
Interest receivable			105,159,797
Dividends receivable — unaffiliated			39,727,034
Swaps receivable			237,503
Dividends receivable — affiliated			52,475
Securities lending income receivable — affiliated			26,537
Prepaid expenses			768,909
Other assets			2,702
Total assets			34,154,882,877
Liabilities
Collateral at value — securities loaned			138,379,650
Investments sold short at value (proceeds — $99,473,301)			100,052,080
Options written at value (premiums received — $48,303,029)			100,258,964
Unrealized depreciation on foreign currency exchange contracts			23,467,218
Unrealized depreciation on swaps			2,249,739
Investments purchased payable			486,291,218
Capital shares redeemed payable			58,738,161
Margin variation payable			20,781,126
Investment advisory fees payable			18,958,650
Service and distribution fees payable			13,218,128
Deferred foreign capital gain tax			1,223,290
Other affiliates payable			1,118,203
Dividends on short sales payable			50,505
Officer’s and Directors’ fees payable			19,426
Swaps payable			415
Other accrued expenses payable			8,435,797
Total liabilities			973,242,570
Net Assets			$33,181,640,307
Net Assets Consist of
Paid-in capital			$32,020,759,976
Undistributed net investment income			7,979,608
Accumulated net realized loss			(884,233,053)
Net unrealized appreciation/depreciation			2,037,133,776
Net Assets			$33,181,640,307
Net Asset Value
Institutional — Based on net assets of $8,066,570,589 and 462,991,927 shares outstanding, 1 billion shares authorized, $0.10 par value			$ 17.42
Investor A — Based on net assets of $11,844,981,395 and 683,049,726 shares outstanding, 2 billion shares authorized, $0.10 par value			$ 17.34
Investor B — Based on net assets of $1,442,396,960 and 85,278,932 shares outstanding, 1.5 billion shares authorized, $0.10 par value			$ 16.91
Investor C — Based on net assets of $11,251,502,219 and 694,279,221 shares outstanding, 1.5 billion shares authorized, $0.10 par value			$ 16.21
Class R — Based on net assets of $576,189,144 and 34,288,917 shares outstanding, 2 billion shares authorized, $0.10 par value			$ 16.80
See Notes to Consolidated Financial Statements.
22	BLACKROCK GLOBAL ALLOCATION FUND, INC.	OCTOBER 31, 2009

Consolidated Statement of Operations
Year Ended October 31, 2009
Investment Income
Interest		$ 459,392,803
Dividends		372,897,226
Foreign taxes withheld		(14,526,752)
Securities lending — affilated		424,419
Income — affiliated		253,837
Total income		818,441,533
Expenses
Investment advisory		196,321,754
Service — Investor A		23,368,806
Service and distribution — Investor B		14,196,276
Service and distribution — Investor C		89,520,036
Service and distribution — Class R		2,232,280
Transfer agent — Institutional		5,730,539
Transfer agent — Investor A		10,360,897
Transfer agent — Investor B		2,561,123
Transfer agent — Investor C		11,143,361
Transfer agent — Class R		997,839
Custodian		4,745,886
Accounting services		4,314,853
Registration		1,209,070
Printing		941,019
Professional		873,638
Officer and Directors		827,012
Miscellaneous		1,012,698
Total expenses excluding dividend expense		370,357,087
Dividend expense		3,248,392
Total expenses		373,605,479
Less fees waived by advisor		(11,992,441)
Total expenses after fees waived		361,613,038
Net investment income		456,828,495
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments		(907,291,604)
Financial futures contracts and swaps		217,447,132
Options written and structured options		14,417,912
Foreign currency transactions		(57,034,336)
Short sales		(55,176,116)
		(787,637,012)
Net change in net unrealized appreciation/depreciation on:
Investments		5,245,298,475
Financial futures contracts and swaps		2,845,384
Options written and structured options		(14,186,167)
Foreign currency transactions		22,650,563
Short sales		(43,945,020)
		5,212,663,235
Total realized and unrealized gain		4,425,026,223
Net Increase in Net Assets Resulting from Operations		$ 4,881,854,718
See Notes to Consolidated Financial Statements.
BLACKROCK GLOBAL ALLOCATION FUND, INC.	OCTOBER 31, 2009	23

Statements of Changes in Net Assets
		Year Ended October 31,
		2009
Increase (Decrease) in Net Assets:		(Consolidated)	2008
Operations
Net investment income		$ 456,828,495	$ 328,731,918
Net realized gain (loss)		(787,637,012)	614,502,550
Net change in unrealized appreciation/depreciation		5,212,663,235	(8,365,444,134)
Net increase (decrease) in net assets resulting from operations		4,881,854,718	(7,422,209,666)
Dividends and Distributions to Shareholders From
Net investment income:
Institutional		(251,914,635)	(132,266,168)
Investor A		(392,321,874)	(204,805,421)
Investor B		(55,746,986)	(31,413,368)
Investor C		(337,604,724)	(142,320,956)
Class R		(17,206,062)	(7,150,040)
Net realized gain:
Institutional		—	(191,342,782)
Investor A		—	(326,514,239)
Investor B		—	(83,899,482)
Investor C		—	(316,637,431)
Class R		—	(12,777,105)
Decrease in net assets resulting from dividends and distributions to shareholders		(1,054,794,281)	(1,449,126,992)
Capital Share Transactions
Net increase in net assets derived from capital share transactions		5,830,930,035	9,393,855,348
Redemption Fee
Redemption fee		1,284,347	1,091,562
Net Assets
Total increase in net assets		9,659,274,819	523,610,252
Beginning of year		23,522,365,488	22,998,755,236
End of year		$33,181,640,307	$23,522,365,488
Undistributed net investment income		$ 7,979,608	$ 705,290,318
See Notes to Consolidated Financial Statements.
24	BLACKROCK GLOBAL ALLOCATION FUND, INC.	OCTOBER 31, 2009

Financial Highlights
		Institutional						Investor A
		Year Ended October 31,					Year Ended October 31,
	2009					2009
(Consolidated)		2008	2007	2006	2005 (Consolidated)		2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 15.20 $	21.30	$ 17.94	$ 17.36	$ 15.80	$ 15.13 $	21.22	$ 17.87	$ 17.30	$ 15.75
Net investment income[1]	0.35	0.34	0.40	0.38	0.34	0.31	0.29	0.35	0.33	0.30
Net realized and unrealized gain (loss)[2]	2.61	(5.10)	3.60	2.34	1.89	2.60	(5.09)	3.60	2.33	1.88
Net increase (decrease) from
investment operations	2.96	(4.76)	4.00	2.72	2.23	2.91	(4.80)	3.95	2.66	2.18
Dividends and distributions from:
Net investment income	(0.74)	(0.52)	(0.44)	(0.44)	(0.49)	(0.70)	(0.47)	(0.40)	(0.39)	(0.45)
Net realized gain	—	(0.82)	(0.20)	(1.70)	(0.18)	—	(0.82)	(0.20)	(1.70)	(0.18)
Total dividends and distributions	(0.74)	(1.34)	(0.64)	(2.14)	(0.67)	(0.70)	(1.29)	(0.60)	(2.09)	(0.63)
Net asset value, end of year	$ 17.42 $	15.20	$ 21.30	$ 17.94	$ 17.36	$ 17.34 $	15.13	$ 21.22	$ 17.87	$ 17.30
Total Investment Return[3]
Based on net asset value	20.43%	(23.73)%	22.78%	16.65%[4]	14.41%	20.14%	(23.96)%	22.56%	16.32%[4]	14.12%
Ratios to Average Net Assets
Total expenses	0.91%	0.95%	0.88%	0.91%	0.92%	1.18%	1.20%	1.15%	1.16%	1.17%
Total expenses after fees waived
and paid indirectly	0.87%	0.86%	0.77%	0.82%	0.84%	1.13%	1.12%	1.03%	1.07%	1.09%
Total expenses after fees waived
and paid indirectly and excluding
dividend expense	0.85%	0.80%	0.77%	0.82%	0.84%	1.12%	1.06%	1.03%	1.07%	1.09%
Net investment income	2.26%	1.78%	2.08%	2.13%	2.04%	2.00%	1.52%	1.82%	1.88%	1.79%
Supplemental Data
Net assets, end of year (000)			$8,066,571 $5,091,181 $4,858,867 $3,506,452 $2,574,791			$11,844,981 $8,387,965 $8,266,581 $5,833,059 $4,482,210
Portfolio turnover	33%	34%	45%	40%	49%	33%	34%	45%	40%	49%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
See Notes to Consolidated Financial Statements.
BLACKROCK GLOBAL ALLOCATION FUND, INC.							OCTOBER 31, 2009			25

Financial Highlights (continued)
			Investor B				Investor C
		Year Ended October 31,					Year Ended October 31,
	2009					2009
(Consolidated)		2008	2007	2006	2005 (Consolidated)		2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 14.76 $	20.72	$ 17.49	$ 16.94	$ 15.44	$ 14.19 $	19.99	$ 16.91	$ 16.47	$ 15.04
Net investment income[1]	0.18	0.13	0.19	0.19	0.17	0.18	0.14	0.19	0.19	0.16
Net realized and unrealized gain (loss)[2]	2.53	(4.97)	3.51	2.29	1.83	2.43	(4.78)	3.39	2.21	1.80
Net increase (decrease) from
investment operations	2.71	(4.84)	3.70	2.48	2.00	2.61	(4.64)	3.58	2.40	1.96
Dividends and distributions from:
Net investment income	(0.56)	(0.30)	(0.27)	(0.23)	(0.32)	(0.59)	(0.34)	(0.30)	(0.26)	(0.35)
Net realized gain	—	(0.82)	(0.20)	(1.70)	(0.18)	—	(0.82)	(0.20)	(1.70)	(0.18)
Total dividends and distributions	(0.56)	(1.12)	(0.47)	(1.93)	(0.50)	(0.59)	(1.16)	(0.50)	(1.96)	(0.53)
Net asset value, end of year	$ 16.91 $	14.76	$ 20.72	$ 17.49	$ 16.94	$ 16.21 $	14.19	$ 19.99	$ 16.91	$ 16.47
Total Investment Return[3]
Based on net asset value	19.15%	(24.57)%	21.52%	15.49%[4]	13.19%	19.24%	(24.51)%	21.54%	15.45%[4]	13.25%
Ratios to Average Net Assets
Total expenses	2.00%	2.01%	1.95%	1.93%	1.94%	1.94%	1.96%	1.92%	1.93%	1.94%
Total expenses after fees waived
and paid indirectly	1.95%	1.92%	1.84%	1.83%	1.86%	1.89%	1.88%	1.81%	1.83%	1.86%
Total expenses after fees waived
and paid indirectly and excluding
dividend expense	1.94%	1.86%	1.84%	1.83%	1.86%	1.88%	1.81%	1.81%	1.83%	1.86%
Net investment income	1.17%	0.70%	1.03%	1.12%	1.04%	1.23%	0.76%	1.05%	1.11%	1.01%
Supplemental Data
Net assets, end of year (000)	$1,442,397 $1,514,668		$2,141,544	$2,020,699	$2,060,638	$11,251,502 $8,157,355 $7,425,397 $4,585,172				$2,841,071
Portfolio turnover	33%	34%	45%	40%	49%	33%	34%	45%	40%	49%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
See Notes to Consolidated Financial Statements.
26	BLACKROCK GLOBAL ALLOCATION FUND, INC.					OCTOBER 31, 2009

Financial Highlights (concluded)
			Class R
		Year Ended October 31,
	2009
	(Consolidated)	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 14.69	$ 20.65	$ 17.43	$ 16.93	$ 15.44
Net investment income[1]	0.25	0.22	0.27	0.28	0.25
Net realized and unrealized gain (loss)[2]	2.51	(4.94)	3.51	2.28	1.85
Net increase (decrease) from investment operations	2.76	(4.72)	3.78	2.56	2.10
Dividends and distributions from:
Net investment income	(0.65)	(0.42)	(0.36)	(0.36)	(0.43)
Net realized gain	—	(0.82)	(0.20)	(1.70)	(0.18)
Total dividends and distributions	(0.65)	(1.24)	(0.56)	(2.06)	(0.61)
Net asset value, end of year	$ 16.80	$ 14.69	$ 20.65	$ 17.43	$ 16.93
Total Investment Return[3]
Based on net asset value	19.67%	(24.21)%	22.14%	16.02%[4]	13.87%
Ratios to Average Net Assets
Total expenses	1.54%	1.55%	1.47%	1.41%	1.42%
Total expenses after fees waived and paid indirectly	1.49%	1.46%	1.36%	1.32%	1.35%
Total expenses after fees waived and paid indirectly and excluding dividend expense	1.48%	1.40%	1.36%	1.32%	1.35%
Net investment income	1.65%	1.18%	1.47%	1.61%	1.48%
Supplemental Data
Net assets, end of year (000)	$ 576,189	$371,196	$306,367	$148,232	$ 61,531
Portfolio turnover	33%	34%	45%	40%	49%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4] The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
See Notes to Consolidated Financial Statements.
BLACKROCK GLOBAL ALLOCATION FUND, INC.			OCTOBER 31, 2009		27

Notes to Consolidated Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Global Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of manage-
ment accruals and estimates. Actual results may differ from these esti-
mates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors.
Investor A Shares are generally sold with a front-end sales charge.
Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement or simi-
lar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor
A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribu-
tion of such shares. Investor B Shares automatically convert to Investor
A Shares after approximately eight years. Investor B Shares are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B sharehold-
ers may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Global Allocation
Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated.

Valuation: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if appli-
cable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Fund values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board of Directors (the

“Board”). Floating rate loan interests are valued at the mean between the last available bid price from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various rela-
tionships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed and mortgage-backed securities are estimated based on models. The models consider the estimated cash flows of each tranche of the security, estab-
lish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The
Fund values its investment in BlackRock Liquidity Series, LLC Money
Market Series at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into U.S. dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”).
Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is val-
ued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pric-
ing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the under-
lying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the cur-

28 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Notes to Consolidated Financial Statements (continued)

rent sale of that asset in an arm’s-length transaction. Fair value deter-
minations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. The val-
ues of such instruments used in computing the net assets of the Fund are determined as of such times. Occasionally, events affecting the val-
ues of such instruments may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value as determined in good faith by the
Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are trans-
lated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such com-
ponents are treated as ordinary income for federal income tax purposes.

Asset Backed Securities: The Fund may invest in asset-backed securities.
Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collater-
alized obligations, and are generally issued as the debt of a special pur-
pose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.
The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refi-
nance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment rate feature will have the effect of shortening the maturity of the security. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mort-
gage and other asset-backed securities. Please see the Consolidated
Schedule of Investments for these securities. Changes in economic condi-
tions, including delinquencies and/or defaults of assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, gener-
ally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Floating Rate Loans: The Fund may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions, and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more US banks or (iii) the certificate of deposit rate. The Fund considers these investments to be investments in debt securities for purposes of their investment policies.

The Fund earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, con-
sent, commissions and prepayment penalty fees. Facility, commitment and amendment fees are typically amortized over the term of the loan.
Consent fees and various other fees are recorded as income. Prepay-
ment penalty fees are recorded as realized gains. When a Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underly-
ing line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

The Fund may invest in multiple series or tranches of a loan. A differ-
ent series or tranche may have varying terms and carry different associated risks.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 29

Notes to Consolidated Financial Statements (continued)

Floating rate loans are usually freely callable at the issuer’s option.
The Fund may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contrac-
tual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan par-
ticipation interests involve the risk of insolvency of the financial interme-
diaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a gen-
eral creditor of the lender and may not benefit from any offset between the lender and borrower.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of pre-
ferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the market value of the short sale. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer with which it made the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The
Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The Fund is required to repay the counterparty any dividends or interest received on the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experi-
ence greater volatility in market value than similar maturity debt obliga-
tions which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., swaps, written options, for-
ward foreign currency exchange contracts, short sales, structured options or financial futures contracts), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities hav-
ing a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on require-
ments and agreements with certain exchanges and third party broker-
dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Fund has determined the ex-dividend date.
Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives income on the loaned securities but does not receive the income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount

30 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Notes to Consolidated Financial Statements (continued)

rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Fund may pay reasonable lending agent, administrative and custo-
dial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insol-
vency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an invest-
ment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the four years ended October 31, 2009.The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, finan-
cial performance, and cash flows; and a transferor’s continuing involve-
ment, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited.
The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ finan-
cial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the returns of the Fund and to economically hedge, or protect, its exposure to certain risks such as equity, credit, interest rate and for-
eign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Fund may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives
Association, Inc. (“ISDA”) Master Agreement between the Fund and its counterparties. The ISDA Master Agreement allows the Fund to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon mini-
mum transfer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-
performance. See Note 1 “Segregation and Collateralization” for addi-
tional information with respect to collateral practices.

The Fund’s maximum risk of loss from counterparty credit risk on over-
the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts.
Options written by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counter-
party. Certain ISDA Master Agreements allow counterparties to over-the-
counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the
Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts and options on financial futures contracts to gain expo-
sure to, or economically hedge against, changes in the value of interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.
Such receipts or payments are known as margin variation and are recog-
nized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 31

Notes to Consolidated Financial Statements (continued)

involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts as an economic hedge against either spe-
cific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unreal-
ized gain or loss. When the contract is closed, the Fund records a real-
ized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Options: The Fund may purchase and write call and put options to increase or decrease their exposure to underlying instruments (equity risk). A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option pur-
chased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the under-
lying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount suffi-
cient to cover the obligation.

In purchasing and writing options, the Fund bears the risk of an unfavor-
able change in the value of the underlying instrument or the risk that the
Fund may not be able to enter into a closing transaction due to an illiq-
uid market. Exercise of a written option could result in the Fund purchas-
ing or selling a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-
counter options.

The Fund invests in structured options with approved counterparties to increase or decrease its exposure to underlying securities (equity risk).
These structured options are European-Style Options and consist of mul-
tiple over-the-counter options which are priced as a single security.
European-Style Options may only be exercised at the expiration date, but maybe transferred/sold prior to the expiration date. Each of the compo-
nent options is purchased or sold on a single underlying index. The value on structured options will increase when the value of the underlying index increases, and decrease when the value of the underlying index decreases. The Fund may also invest in structured options the return of which is inversely related to changes in an index (“Inverse Structured
Options”). In general, the value on Inverse Structured Options will decrease when the value of the underlying index increases, and increase when the value of the underlying index decreases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

Swaps: The Fund may enter into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the clos-
ing transaction and the Fund’s basis in the contract, if any. Swap trans-
actions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated
Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the coun-
terparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Credit default swaps — The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the mar-
ket, to reduce its risk exposure to defaults of corporate and/or sover-
eign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default agreements to provide a measure of pro-
tection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed
(as seller of protection). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are

32 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Notes to Consolidated Financial Statements (continued)

agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, mora-
torium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a spe-
cific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

• Interest rate swaps — The Fund may enter into interest rate swaps for investment purposes or to manage its interest rate risk. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

• Total return swaps — The Fund may enter into total return swaps to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party commits to pay interest in exchange for the total return (coupons plus capital gains/losses) of an underlying asset. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offset-
ting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Derivatives Not Accounted for as Hedging Instruments:
Derivatives Categorized by Risk Exposure:
Values of Derivative Instruments as of October 31, 2009*

	Asset Derivatives			Liability Derivatives
	Consolidated Statement of Assets		Consolidated Statement of Assets
	and Liabilities Location	Value	and Liabilities Location			Value
Foreign currency exchange contracts	Investments at value — unaffiliated/
	Unrealized appreciation on foreign		Unrealized depreciation on foreign
	currency exchange contracts	$ 9,003,544	currency exchange contracts			$ 23,467,218
Equity contracts**	Unrealized appreciation/depreciation/
	Unrealized appreciation on swaps/		Unrealized appreciation/depreciation/
	Investments at value — unaffiliated/		Unrealized depreciation on swaps/
	Structured options at value	53,819,542	Options written — at value			117,614,234
Total		$ 62,823,086				$141,081,452
* For open derivative instruments as of October 31, 2009, see the Consolidated Schedule of Investments, which is also indicative of activity for the year ended October 31, 2009.
** Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Consolidated Statement of Operations
Year Ended October 31, 2009

Net Realized Gain (Loss) From

					Foreign
		Financial			Currency
		Futures			Exchange
		Contracts	Swaps	Options***	Contracts	Total
Interest rate contracts		$ (1,710,916)	—	—	—	$ (1,710,916)
Foreign currency exchange contracts		—	—	$ (5,112,090)	$(43,244,705)	(48,356,795)
Credit contracts		—	$(37,535,001)	—	—	(37,535,001)
Equity contracts		248,978,386	7,714,663	159,202,236	—	415,895,285
Total		$247,267,470	$(29,820,338)	$154,090,146	$(43,244,705)	$328,292,573
Net Change in Unrealized Appreciation/Depreciation on

Interest rate contracts		$ (1,270,569)	—	—	—	$ (1,270,569)
Foreign currency exchange contracts		—	—	$ (2,766,080)	$ 15,387,871	12,621,791
Credit contracts		—	$ (2,014,921)	—	—	(2,014,921)
Equity contracts		(5,132,021)	11,262,895	(88,150,463)	—	(82,019,589)
Total		$ (6,402,590)	$ 9,247,974	$ (90,916,543)	$ 15,387,871	$ (72,683,288)
*** Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.
BLACKROCK GLOBAL ALLOCATION FUND, INC.				OCTOBER 31, 2009		33

Notes to Consolidated Financial Statements (continued)

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1,
2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisi-
tion, PNC remains an affiliate, but due to the restructuring of Merrill
Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such serv-
ices, the Fund pays the Manager a monthly fee at an annual rate of
0.75% of the average daily value of the Fund’s net assets.

The Manager has voluntarily agreed to waive a portion of its fees payable by the Fund, which is shown as fees waived by advisor in the Consoli-
dated Statement of Operations, so that such fee is reduced for average daily net assets of the Fund as follows:

		Rate
In Excess of	Not Exceeding	Waived to
$10 billion	$15 billion	0.69%
$15 billion	$20 billion	0.68%
$20 billion	$25 billion	0.67%
$25 billion	$30 billion	0.65%
$30 billion	$40 billion	0.63%
$40 billion	—	0.62%

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Manager indi-
rectly through its investment in affiliated money market funds. This amount is included in fees waived by advisor in the Consolidated Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”) and BlackRock
International Limited, both affiliates of the Manager, under which the
Manager pays the sub-advisors for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the year ended October 31, 2009, the Fund reimbursed the Manager
$517,263 for certain accounting services, which is included in account-
ing services in the Consolidated Statement of Operations.

The Fund has entered into a Distribution Agreement and Distribution
Plans with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing serv-
ice and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers, including Merrill
Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B,
Investor C and Class R shareholders.

For the year ended October 31, 2009, affiliates, including Merrill Lynch, from November 1, 2008 to December 31, 2008 (after which time Merrill
Lynch was no longer considered an affiliate) earned underwriting dis-
counts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $3,929,421. Affiliates received contingent deferred sales charges of $2,304,317, and $2,532,000 relating to transactions in Investor B and Investor C Shares, respectively.
Furthermore, affiliates received contingent deferred sales charges of
$496,666 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund.
For the year ended October 31, 2009, the Fund earned $6,701, which is included in income — affiliated in the Consolidated Statement of Operations.

34 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Notes to Consolidated Financial Statements (continued)

Pursuant to written agreements, certain affiliates, including Merrill Lynch, from November 1, 2008 to December 31 2008 (after which time Merrill
Lynch was no longer considered an affiliate) provide the Fund with sub-
accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended October 31, 2009, the Fund paid $8,482,007 in return for these services, which is included in transfer agent — class specific in the Consolidated Statement of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the year ended October 31, 2009, the Fund reimbursed the Manager for costs incurred running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations.

Call Center
Fees
Institutional	$102,832
Investor A	$158,531
Investor B	$ 60,828
Investor C	$319,062
Class R	$ 6,632

In addition, MLPF&S received $137,093 in commissions on the exe-
cution of portfolio investment transactions for the Fund for the period
November 1, 2008 to December 31, 2008 (after which time Merrill
Lynch was no longer considered an affiliate).

The Fund has received an exemptive order from the SEC permitting it to lend Portfolio securities to MLPF&S or it’s affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending — affiliated in the
Consolidated Statement of Operations. For the year ended October 31,
2009, BIM received $105,517 in securities lending agent fees.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, excluding short-term securities, for the year ended October 31, 2009 were
$9,314,673,925 and $5,426,146,620, respectively.

Purchases and sales of US government securities for the year ended
October 31, 2009 were $2,055,041,124 and $2,275,961,794,
respectively.

Transactions in call options written for the year ended October 31, 2009 were as follows:

		Premiums
Call Options Written	Contracts	Received
Outstanding options written,
beginning of year	1,158,168	$ 112,365,494
Options written	255,084	92,902,673
Options closed	(97,623)	(54,717,551)
Options exercised	(51,131)	(14,452,372)
Options expired	(1,114,132)	(90,608,008)
Outstanding options written,
end of year	150,366	$ 45,490,236
Transactions in put options written for the year ended October 31, 2009 were as follows:
		Premiums
Put Options Written	Contracts	Received
Outstanding options written,
beginning of year	870,406	$ 13,213,378
Options written	13,160	8,105,864
Options closed	(8,406)	(12,657,389)
Options exercised	(862,000)	(555,990)
Options expired	(12,240)	(5,293,070)
Outstanding options written,
end of year	920	$ 2,812,793

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a
0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Fund pays a commitment fee of
0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Consolidated Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a)
federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX
Index (as defined in the credit agreement). The Fund did not borrow under the credit agreement during the year ended October 31, 2009.
Effective November 2009, the credit agreement was renewed until
November 2010 with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated on net assets as of
October 31, 2009, a commitment fee of 0.10% per annum on the
Fund’s pro rata share of the unused portion of the credit agreement and

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 35

Notes to Consolidated Financial Statements (continued)

the higher of the 1 month LIBOR plus 1.25% per annum or Fed Funds rate plus 1.25% per annum on amounts borrowed.

6. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the
United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2009 attributable to foreign currency transactions, the expiration of capital loss carryforwards, amortization methods on fixed income securities, the classification of settlement proceeds, the account-
ing for swap agreements and income recognized from pass-through enti-
ties were reclassified to the following accounts:

Paid-in capital		$ (8,474,168)
Undistributed net investment income		$ (99,344,924)
Accumulated net realized loss		$ 107,819,092
The tax character of distributions paid during the fiscal years ended
October 31, 2009 and October 31, 2008 was as follows:
	10/31/2009	10/31/2008
Ordinary income	$1,054,794,281	$ 638,367,040
Long-term capital gains	—	810,759,952
Total distributions	$1,054,794,281	$1,449,126,992
As of October 31, 2009, the tax components of accumulated net earnings were as follows:
Undistributed ordinary income		$ 323,933,327
Capital loss carryforwards		(803,016,091)
Net unrealized gains*		1,639,963,095
Total		$1,160,880,331
* The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the timing and recognition of partnership income, the accounting for swap agreements, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default and the classification of investments,
As of October 31, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:
Expires October 31,
2010		$ 3,257,086
2011		2,424,779
2016		8,995,345
2017		788,338,881
Total		$ 803,016,091

7. Geographic Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the mar-
ket (market risk) or failure of the issuer of a security to meet all its obli-
gations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global politi-
cal, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Fund’s Consolidated Statement of Assets and Liabilities, less any collat-
eral held by the Fund.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concen-
trates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Consolidated
Schedule of Investments for concentrations in specific countries.

As of October 31, 2009, the Fund had the following industry classifications:

Percent of
Long-Term
Industry	Investments
Oil, Gas & Consumable Fuels	11%
Metals & Mining	7
Pharmaceuticals	5
Diversified Telecommunication Services	4
Diversified Financial Services	3
Insurance	3
Food Products	3
Commercial Banks	3
Wireless Telecommunication Services	3
Real Estate Management & Development	2
Computers & Peripherals	2
Software	2
Semiconductors & Semiconductor Equipment	2
Energy Equipment & Services	2
Industrial Conglomerates	2
Health Care Equipment & Supplies	2
Chemicals	2
Health Care Providers & Services	2
Capital Markets	2
Road & Rail	1
Communications Equipment	1
Electric Utilities	1
Food & Staples Retailing	1
Automobiles	1
Beverages	1
Household Products	1
Media	1
Biotechnology	1
Electronic Equipment, Instruments & Components	1
Trading Companies & Distributors	1
Aerospace & Defense	1
Construction & Engineering	1
Electrical Equipment	1
Tobacco	1
Internet Software & Services	1
Paper & Forest Products	1
Other*	21
* Includes Asset-Backed Securities, US Treasury Obligations and Foreign
Government Obligations.

36 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Notes to Consolidated Financial Statements (concluded)
8. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Year Ended		Year Ended
	October 31, 2009		October 31, 2008
	Shares	Amount	Shares	Amount
Institutional
Shares sold	224,084,151	$ 3,530,088,787	174,391,515	$ 3,289,738,649
Shares issued to shareholders in reinvestment of dividends and distributions	15,049,003	221,037,949	14,649,484	285,956,380
Total issued	239,133,154	3,751,126,736	189,040,999	3,575,695,029
Shares redeemed	(111,052,531)	(1,690,232,537)	(82,213,769)	(1,490,213,185)
Net increase	128,080,623	$ 2,060,894,199	106,827,230	$ 2,085,481,844
Investor A
Shares sold and automatic conversion of shares	238,010,540	$ 3,745,731,393	250,680,134	$ 4,796,120,956
Shares issued to shareholders in reinvestment of dividends and distributions	23,940,344	349,139,916	24,199,590	470,921,765
Total issued	261,950,884	4,094,871,309	274,879,724	5,267,042,721
Shares redeemed	(133,181,127)	(2,016,408,935)	(110,253,357)	(1,949,960,927)
Net increase	128,769,757	$ 2,078,462,374	164,626,367	$ 3,317,081,794
Investor B
Shares sold	12,702,879	$ 186,933,426	25,056,466	$ 470,105,256
Shares issued to shareholders in reinvestment of dividends and distributions	3,481,967	49,051,379	5,375,803	102,721,627
Total issued	16,184,846	235,984,805	30,432,269	572,826,883
Shares redeemed and automatic conversion of shares	(33,498,343)	(496,555,695)	(31,204,813)	(568,479,342)
Net increase (decrease)	(17,313,497)	$ (260,570,890)	(772,544)	$ 4,347,541
Investor C
Shares sold	222,113,983	$ 3,273,646,648	269,399,878	$ 4,861,531,483
Shares issued to shareholders in reinvestment of dividends and distributions	22,540,904	305,722,162	22,865,277	419,617,408
Total issued	244,654,887	3,579,368,810	292,265,155	5,281,148,891
Shares redeemed	(125,252,461)	(1,764,227,714)	(88,860,217)	(1,490,559,084)
Net increase	119,402,426	$ 1,815,141,096	203,404,938	$ 3,790,589,807
Class R
Shares sold	18,623,359	$ 280,130,626	17,475,694	$ 321,592,958
Shares issued to shareholders in reinvestment of dividends and distributions	1,217,643	17,189,054	1,051,546	19,919,422
Total issued	19,841,002	297,319,680	18,527,240	341,512,380
Shares redeemed	(10,817,247)	(160,316,424)	(8,099,960)	(145,158,018)
Net increase	9,023,755	$ 137,003,256	10,427,280	$ 196,354,362
There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as credit to paid-in-capital.

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through December 28, 2009, the date the financial statements were issued.

The Fund paid ordinary income dividends on December 21, 2009 to shareholders of record on December 17, 2009 as follows:

Dividend
per Share
Institutional	$0.256041
Investor A	$0.235029
Investor B	$0.159550
Investor C	$0.178800
Class R	$0.209296

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 37

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Global Allocation Fund, Inc.:

We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Global Allocation Fund, Inc. (the “Fund”),
including the consolidated schedule of investments, as of October 31,
2009, and the related consolidated statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our pro-
cedures included confirmation of securities owned as of October 31,
2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial high-
lights referred to above present fairly, in all material respects, the finan-
cial position of BlackRock Global Allocation Fund, Inc. as of October 31,
2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 28, 2009

Important Tax Information (unaudited)
The following information is provided with respect to the ordinary income distributions paid by BlackRock Global Allocation Fund, Inc. during the fiscal year ended October 31, 2009:
Payable Date	12/16/08	7/24/09
Qualified Dividend Income for Individuals†	30.60%	69.20%
Dividends Qualifying for the Dividends Received Deduction for Corporations†	15.83%	35.63%
Federal Obligation Interest*	17.58%	4.37%
Interest-Related Dividends for Non-U.S. Residents**	19.40%	16.30%
† The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
* The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

38 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Global Allocation Fund,
Inc. (the “Fund”) met on May 5, 2009 and June 4-5, 2009 to consider the approval of the Fund’s investment advisory agreement (the “Advisory
Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”)
between the Manager and each of (a) BlackRock Investment
Management, LLC; and (b) BlackRock International Limited (collectively, the “Sub-Advisors”) with respect to the Fund. The Manager and the Sub-
Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the
“Agreements.”

Activities and Composition of the Board

The Board of the Fund consisted of fifteen individuals, twelve of whom were not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Board Members”), at the time of the Board’s approval of the Agree-
ments. The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an
Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating
Committee, a Compliance Committee, a Performance Oversight
Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight
Committee and the Executive Committee, which each have one inter-
ested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of
BlackRock and its affiliates, including investment management, admin-
istrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its share-
holders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, includ-
ing advisory, administration, if applicable, and other amounts paid to
BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting;
(c) Fund operating expenses; (d) the resources devoted to and compli-
ance reports relating to the Fund’s investment objective, policies and restrictions; (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution qual-
ity; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the May 5, 2009 meeting, the Board requested and received materials specifically relating to the Agreements.
The Board is engaged in an ongoing process with BlackRock to continu-
ously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the
May meeting included (a) information independently compiled and pre-
pared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-
out benefits to BlackRock and its affiliates and significant shareholders;
(c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale;
(e) a summary of aggregate amounts paid by the Fund to BlackRock;
(f) sales and redemption data regarding the Fund’s shares; and
(g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on May 5, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 5, 2009 meeting, the
Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the June 4-5, 2009 Board meeting.

At an in-person meeting held on June 4-5, 2009, the Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the
Fund and the Sub-Advisory Agreements between the Manager and the
Sub-Advisors with respect to the Fund, each for a one-year term ending
June 30, 2010. The Board considered all factors it believed relevant with

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 39

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the invest-
ment performance of the Fund and BlackRock portfolio management;
(c) the advisory fee and the cost of the services and profits to be real-
ized by BlackRock and certain affiliates from their relationship with the
Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the
Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board
Member may have attributed different weights to the various
items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory serv-
ices and the resulting performance of the Fund. Throughout the year, the
Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the
Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the
Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates and significant shareholders provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services,
BlackRock and its affiliates provide the Fund with other services, includ-

ing (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports;
(ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing
Board meetings and preparing the materials for such Board meetings;
(v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Board Members, also reviewed and consid-
ered the performance history of the Fund. In preparation for the May 5,
2009 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the
Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which ana-
lyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the invest-
ment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regu-
larly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Fund ranked in the first quartile against its
Lipper Performance Universe for each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Fund: The Board, including the Independent Board
Members, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar invest-
ment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2008

40 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

compared to available aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and method-
ology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.
The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reim-
bursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered
BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The com-
parison indicated that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing
BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the
Fund’s Peers. The Board also noted that the Manager has voluntarily agreed to waive or reimburse management fees for the Fund.

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of contractual and/or revised voluntary breakpoints in the advisory fee based upon the assets of the Fund. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock or its affiliates and significant share-
holders may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of
BlackRock’s affiliates and significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the
Manager and the Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agreements between the Manager and Sub-Advisors with respect to the Fund for a one-year term ending June 30, 2010.
Based upon its evaluation of all these factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the
Agreements, the Board did not identify any single factor or group of fac-
tors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predeces-
sor Board Members, and discussions between such Board Members
(and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 41

Officers and Directors
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Fund	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Directors[1]
Robert M. Hernandez	Chairman of the	Since	Director, Vice Chairman and Chief Financial Officer of USX	35 RICs consisting of	ACE Limited
40 East 52nd Street	Board, Director	2007	Corporation (energy and steel business) from 1991 to 2001.	101 Portfolios	(insurance company);
New York, NY 10022	and Member of				Eastman Chemical
1944	the Audit				Company (chemical);
	Committee				RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)
Fred G. Weiss	Vice Chairman	Since	Managing Director, FGW Associates (consulting and investment	35 RICs consisting of	Watson
40 East 52nd Street	of the Board,	2007	company) since 1997; Director, Michael J. Fox Foundation for	101 Portfolios	Pharmaceutical Inc.
New York, NY 10022	Director and		Parkinson’s Research since 2000; Director of BTG International
1941	Member of the		Plc (a global technology commercialization company) from
	Audit Committee		2001 to 2007.
James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since	35 RICs consisting of	None
40 East 52nd Street		2002	1996 and Executive Vice President thereof from 1996 to 2003;	101 Portfolios
New York, NY 10022			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944
Bruce R. Bond	Director	Since	Trustee and Member of the Governance Committee, State Street	35 RICs consisting of	None
40 East 52nd Street		2007	Research Mutual Funds from 1997 to 2005; Board Member of	101 Portfolios
New York, NY 10022			of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.
Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an	35 RICs consisting of	Knology, Inc. (tele-
40 East 52nd Street		2007	investment partnership) since 1979; Managing General Partner,	101 Portfolios	communications);
New York, NY 10022			The South Atlantic Venture Funds since 1983; Member of the		Capital Southwest
1944			Investment Advisory Council of the Florida State Board of		(financial)
Administration from 2001 to 2007.
Honorable	Director	Since	Partner and Head of International Practice, Covington and	35 RICs consisting of	Alcatel-Lucent (tele-
Stuart E. Eizenstat		2007	Burling (law firm) since 2001; International Advisory Board	101 Portfolios	communications);
40 East 52nd Street			Member, The Coca Cola Company since 2002; Advisory Board		Global Specialty
New York, NY 10022			Member, BT Americas (telecommunications) since 2004;		Metallurgical (metal-
1943			Member of the Board of Directors, Chicago Climate Exchange		lurgical industry);
			(environmental) since 2006; Member of the International		UPS Corporation
			Advisory Board GML (energy) since 2003.		(delivery service)
Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	35 RICs consisting of	None
40 East 52nd Street		2005		101 Portfolios
New York, NY 10022
1957
John F. O’Brien	Director	Since	Trustee, Woods Hole Oceanographic Institute since 2003;	35 RICs consisting of	Cabot Corporation
40 East 52nd Street		2007	Director, Allmerica Financial Corporation from 1995 to 2003;	101 Portfolios	(chemicals); LKQ
New York, NY 10022			Director, ABIOMED from 1989 to 2006; Director, Ameresco, Inc.		Corporation (auto
1943			(energy solutions company) from 2006 to 2007.		parts manufacturing);
TJX Companies, Inc.
(retailer)
Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law	35 RICs consisting of	None
40 East 52nd Street		2002	firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail)	101 Portfolios
New York, NY 10022			since 2000; Director of ECMC Group (service provider to
1942			students, schools and lenders) since 2001; President, The
American Law Institute, (non-profit) since 2008; President, American
Bar Association from 1995 to 1996.
42	BLACKROCK GLOBAL ALLOCATION FUND, INC.		OCTOBER 31, 2009

Officers and Directors (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Fund	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Directors[1] (concluded)
David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Director,	35 RICs consisting of	None
40 East 52nd Street		2007	Ruckleshaus Institute and Haub School of Natural Resources	101 Portfolios
New York, NY 10022			at the University of Wyoming from 2006 to 2008; Trustee,
1941			University of Wyoming Foundation since 2008; Director, The
American Museum of Fly Fishing since 1997; Director, The
National Audubon Society from 1998 to 2005.
Richard R. West	Director	Since	Dean Emeritus, New York University’s Leonard N. Stern School	35 RICs consisting of	Bowne & Co., Inc.
40 East 52nd Street	and Member	2007	of Business Administration since 1995.	101 Portfolios	(financial printers);
New York, NY 10022	of the Audit				Vornado Realty Trust
1938	Committee				(real estate
company);
Alexander’s Inc.
(real estate
company)
[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Date shown is the earliest date a person has served as a director for the Fund covered by this annual report. Following the combination of Merrill
Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock
Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: James H.
Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996;
John F. O’Brien, 2004; Roberta Cooper Ramo, 2000; David H. Walsh, 2003; Fred G. Weiss, 1998; and Richard R. West, 1978.
Interested Directors[3]
Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	171 RICs consisting of	None
40 East 52nd Street		2007	Officer, State Street Research & Management Company from	282 Portfolios
New York, NY 10022			2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005;
Chairman, SSR Realty from 2000 to 2004.
Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	35 RICs consisting of	None
40 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities	101 Portfolios
New York, NY 10022			since 1988 and Chairman of the Executive and Management
1952			Committees; Formerly Managing Director, The First Boston
Corporation, Member of its Management Committee, Co-head of
its Taxable Fixed Income Division and Head of its Mortgage and
Real Estate Products Group; Chairman of the Board of several of
BlackRock’salternative investment vehicles; Director of several of
BlackRock’s offshore funds; Member of the Board of Trustees of
New York University, Chair of the Financial Affairs Committee and
a member of the Executive Committee, the Ad Hoc Committee on
Board Governance, and the Committee on Trustees; Co-Chairman
of the NYU Hospitals Center Board of Trustees, Chairman of the
Development/Trustee Stewardship Committee and Chairman of
the Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing	171 RICs consisting of	None
40 East 52nd Street		2007	Director, BlackRock, Inc. from 1989 to 2007; Chief	282 Portfolios
New York, NY 10022			Administrative Officer,BlackRock Advisors, LLC from 1998 to
1947			2007; President of BlackRock Funds and BlackRock Bond
Allocation Target Shares from 2005 to 2007 and Treasurer of
certain closed-end funds in the BlackRock fund complex from
1989 to 2006.
[3] Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with
BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund based on his former positions with BlackRock, Inc. and its affili-
ates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
	BLACKROCK GLOBAL ALLOCATION FUND, INC.			OCTOBER 31, 2009	43

Officers and Directors (concluded)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years
Fund Officers[1]
Anne F. Ackerley	President	Since	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to
40 East 52nd Street	and Chief	2009	2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating
New York, NY 10022	Executive		Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from
1962	Officer		2000 to 2006.
Jeffrey Holland, CFA	Vice	Since	Director of BlackRock, Inc. since 2006; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009;
40 East 52nd Street	President	2009	Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009;
New York, NY 10022			Product Manager of Raymond James & Associates from 2003 to 2006.
1971
Brendan Kyne	Vice	Since	Director of BlackRock, Inc. since 2008; Head of Product Development and Management for BlackRock’s U.S.
40 East 52nd Street	President	2009	Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to
New York, NY 10022			2008; Associate of BlackRock, Inc. from 2002 to 2004.
1977
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
40 East 52nd Street	President	2009	including Director from 2001 to 2003; Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10022			Officer andTreasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from
1958			2001 to 2003.
Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
40 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966
Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch
40 East 52nd Street		2007	Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director
New York, NY 10022			of MLIM Fund Services Group from 2001 to 2006.
1970
Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
40 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.
New York, NY 10022	Officer
1959
Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General
40 East 52nd Street		2007	Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10022
1965
[1] Officers of the Fund serve at the pleasure of the Board.
Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

BlackRock
International Limited
Edinburg, EH38JB,
United Kingdom

Custodian
Brown Brothers
Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank
and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Fund,
retired. The Fund’s Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the
Fund, and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Fund.

Effective August 1, 2009, Jean Margo Reid resigned as a Director of the Fund. The Board wishes
Ms. Reid well in her future endeavors.

Effective September 9, 2009, Brendan Kyne became a Vice President of the Fund.

44 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (202) 551-8090. The
Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009 45

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at
www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

46 BLACKROCK GLOBAL ALLOCATION FUND, INC. OCTOBER 31, 2009

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.
BLACKROCK GLOBAL ALLOCATION FUND, INC.		OCTOBER 31, 2009	47

This report is not authorized for use as an offer of sale or a solic-
itation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a repre-
sentation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss
Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock Global
Allocation Fund,	$77,800	$76,300	$0	$0	$9,387	$17,179	$1,028	$1,049
Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable
(g) Affiliates’ Aggregate Non-Audit Fees:
	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock Global Allocation
Fund, Inc.	$417,915	$423,228

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Allocation Fund, Inc.

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: December 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: December 21, 2009